Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

March 31, 2021

VEMI-QTLY-0521
1.9887320.102

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	1,126	$3,660
Anterix, Inc. (a)	321	15,138
ATN International, Inc.	297	14,589
Bandwidth, Inc. (a)	630	79,846
Cincinnati Bell, Inc. (a)	1,394	21,398
Cogent Communications Group, Inc.	1,159	79,693
Consolidated Communications Holdings, Inc. (a)	2,009	14,465
Globalstar, Inc. (a)	16,957	22,892
IDT Corp. Class B (a)	496	11,239
Iridium Communications, Inc. (a)	3,262	134,558
Liberty Global PLC:
Class A (a)	4,229	108,516
Class C (a)	9,479	242,094
Liberty Latin America Ltd.:
Class A (a)	614	7,878
Class C (a)	4,892	63,498
Lumen Technologies, Inc.	27,190	362,987
Ooma, Inc. (a)	594	9,415
ORBCOMM, Inc. (a)	2,152	16,420
Vonage Holdings Corp. (a)	6,493	76,747
		1,285,033
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	10,412	106,307
Cinemark Holdings, Inc.	2,979	60,801
Glu Mobile, Inc. (a)	4,176	52,116
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,209	33,025
Class B (a)	2,650	34,185
Live Nation Entertainment, Inc. (a)	3,952	334,537
LiveXLive Media, Inc. (a)(b)	1,556	6,753
Madison Square Garden Entertainment Corp. (a)	495	40,491
Madison Square Garden Sports Corp. (a)	479	85,961
Marcus Corp.	650	12,994
Playtika Holding Corp.	1,875	51,019
Sciplay Corp. (A Shares) (a)	610	9,870
Warner Music Group Corp. Class A	2,453	84,211
World Wrestling Entertainment, Inc. Class A	1,287	69,833
Zynga, Inc. (a)	27,770	283,532
		1,265,635
Interactive Media & Services - 0.3%
ANGI Homeservices, Inc. Class A (a)	2,188	28,444
CarGurus, Inc. Class A (a)	2,496	59,480
Cars.com, Inc. (a)	1,879	24,352
Eventbrite, Inc. (a)	1,947	43,146
EverQuote, Inc. Class A (a)	307	11,141
Liberty TripAdvisor Holdings, Inc. (a)	2,025	12,920
QuinStreet, Inc. (a)	1,334	27,080
TripAdvisor, Inc. (a)	2,657	142,920
TrueCar, Inc. (a)	2,773	13,269
Yelp, Inc. (a)	1,940	75,660
Zoominfo Technologies, Inc.	2,579	126,113
		564,525
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	6,719	218,569
AMC Networks, Inc. Class A (a)(b)	831	44,176
Boston Omaha Corp. (a)	411	12,149
Cable One, Inc.	150	274,254
Cardlytics, Inc. (a)	867	95,110
Cbdmd, Inc. (a)	927	3,838
Clear Channel Outdoor Holdings, Inc. (a)	13,199	23,758
DISH Network Corp. Class A (a)	6,804	246,305
E.W. Scripps Co. Class A	1,546	29,791
Entercom Communications Corp. Class A	3,181	16,700
Fluent, Inc. (a)	1,075	4,408
Gannett Co., Inc. (a)(b)	3,537	19,029
Gray Television, Inc.	2,446	45,006
iHeartMedia, Inc. (a)	3,060	55,539
Interpublic Group of Companies, Inc.	10,750	313,900
John Wiley & Sons, Inc. Class A	1,201	65,094
Loral Space & Communications Ltd.	361	13,599
Meredith Corp.	1,093	32,550
MSG Network, Inc. Class A (a)	1,204	18,108
National CineMedia, Inc.	1,721	7,951
News Corp.:
Class A	10,859	276,144
Class B	3,245	76,128
Nexstar Broadcasting Group, Inc. Class A	1,196	167,954
Scholastic Corp.	833	25,082
Sinclair Broadcast Group, Inc. Class A (b)	1,310	38,331
Sirius XM Holdings, Inc. (b)	31,833	193,863
TechTarget, Inc. (a)	665	46,184
Tegna, Inc.	6,039	113,714
The New York Times Co. Class A	4,001	202,531
WideOpenWest, Inc. (a)	1,367	18,578
		2,698,343
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	1,269	17,855
Gogo, Inc. (a)	1,369	13,225
NII Holdings, Inc. (a)(c)	1,280	2,778
Shenandoah Telecommunications Co.	1,376	67,163
Telephone & Data Systems, Inc.	2,755	63,255
U.S. Cellular Corp. (a)	373	13,607
		177,883

TOTAL COMMUNICATION SERVICES		5,991,419

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.3%
Adient PLC (a)	2,593	114,611
American Axle & Manufacturing Holdings, Inc. (a)	3,037	29,337
Autoliv, Inc.	2,161	200,541
BorgWarner, Inc.	6,585	305,281
Cooper Tire & Rubber Co.	1,392	77,924
Cooper-Standard Holding, Inc. (a)	450	16,344
Dana, Inc.	3,988	97,028
Dorman Products, Inc. (a)	788	80,880
Fox Factory Holding Corp. (a)	1,153	146,500
Gentex Corp.	6,704	239,132
Gentherm, Inc. (a)	909	67,366
LCI Industries	696	92,067
Lear Corp.	1,506	272,963
Modine Manufacturing Co. (a)	1,394	20,589
Motorcar Parts of America, Inc. (a)	503	11,318
Patrick Industries, Inc.	613	52,105
Standard Motor Products, Inc.	549	22,827
Stoneridge, Inc. (a)	726	23,094
Tenneco, Inc. (a)	1,414	15,158
The Goodyear Tire & Rubber Co.	6,432	113,010
Veoneer, Inc. (a)(b)	2,585	63,281
Visteon Corp. (a)	769	93,780
XPEL, Inc. (a)	469	24,355
		2,179,491
Automobiles - 0.3%
Harley-Davidson, Inc.	4,226	169,463
Thor Industries, Inc. (b)	1,526	205,613
Winnebago Industries, Inc.	935	71,724
Workhorse Group, Inc. (a)(b)	3,040	41,861
		488,661
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,244	48,130
Funko, Inc. (a)	588	11,572
LKQ Corp. (a)	7,664	324,417
		384,119
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	1,391	55,000
American Public Education, Inc. (a)	524	18,670
Aspen Group, Inc. (a)	498	2,988
Bright Horizons Family Solutions, Inc. (a)	1,674	287,007
Carriage Services, Inc.	443	15,589
Frontdoor, Inc. (a)	2,346	126,098
Graham Holdings Co.	111	62,431
Grand Canyon Education, Inc. (a)	1,293	138,480
H&R Block, Inc.	5,048	110,046
Houghton Mifflin Harcourt Co. (a)	3,567	27,181
Laureate Education, Inc. Class A (a)	2,612	35,497
OneSpaWorld Holdings Ltd. (b)	1,425	15,176
Perdoceo Education Corp. (a)	1,968	23,537
Regis Corp. (a)	695	8,729
Service Corp. International	4,663	238,046
Strategic Education, Inc.	678	62,315
Stride, Inc. (a)	1,141	34,356
Terminix Global Holdings, Inc. (a)	3,629	172,994
Vivint Smart Home, Inc. Class A (a)	1,264	18,100
WW International, Inc. (a)	1,288	40,289
Xpresspa Group, Inc. (a)(b)	2,510	4,618
Zovio, Inc. (a)	698	2,834
		1,499,981
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	1,428	15,608
Airbnb, Inc. Class A (b)	2,032	381,894
ARAMARK Holdings Corp.	6,988	264,007
Bally's Corp.	500	32,490
BJ's Restaurants, Inc.	649	37,694
Bloomin' Brands, Inc.	2,221	60,078
Boyd Gaming Corp. (a)	2,220	130,891
Brinker International, Inc.	1,256	89,251
Carrols Restaurant Group, Inc. (a)	928	5,554
Century Casinos, Inc. (a)	779	8,000
Choice Hotels International, Inc.	791	84,866
Churchill Downs, Inc.	954	216,959
Chuy's Holdings, Inc. (a)	531	23,534
Cracker Barrel Old Country Store, Inc.	652	112,718
Dave & Buster's Entertainment, Inc. (a)	1,318	63,132
Del Taco Restaurants, Inc.	842	8,066
Denny's Corp. (a)	1,720	31,149
Dine Brands Global, Inc.	455	40,964
Drive Shack, Inc. (a)	2,075	6,661
El Pollo Loco Holdings, Inc. (a)	523	8,431
Everi Holdings, Inc. (a)	2,430	34,287
Extended Stay America, Inc. unit	4,395	86,801
Fiesta Restaurant Group, Inc. (a)	481	6,056
Golden Entertainment, Inc. (a)	482	12,175
Hilton Grand Vacations, Inc. (a)	2,351	88,139
Hyatt Hotels Corp. Class A	999	82,617
Jack in the Box, Inc.	628	68,942
Lindblad Expeditions Holdings (a)	852	16,103
Marriott Vacations Worldwide Corp.	1,136	197,868
Monarch Casino & Resort, Inc. (a)	346	20,975
Noodles & Co. (a)	813	8,415
Norwegian Cruise Line Holdings Ltd. (a)	10,019	276,424
Papa John's International, Inc.	912	80,840
Planet Fitness, Inc. (a)	2,285	176,631
Playa Hotels & Resorts NV (a)	2,604	19,009
PlayAGS, Inc. (a)	965	7,797
RCI Hospitality Holdings, Inc.	227	14,435
Red Robin Gourmet Burgers, Inc. (a)	410	16,355
Red Rock Resorts, Inc.	1,803	58,760
Ruth's Hospitality Group, Inc.	851	21,130
Scientific Games Corp. Class A (a)	1,553	59,822
SeaWorld Entertainment, Inc. (a)	1,408	69,935
Shake Shack, Inc. Class A (a)	1,003	113,108
Six Flags Entertainment Corp.	2,091	97,169
Texas Roadhouse, Inc. Class A	1,805	173,172
The Cheesecake Factory, Inc. (b)	1,163	68,047
Travel+Leisure Co.	2,362	144,460
Vail Resorts, Inc.	1,110	323,743
Wendy's Co.	4,940	100,084
Wingstop, Inc.	820	104,279
Wyndham Hotels & Resorts, Inc.	2,563	178,846
Wynn Resorts Ltd.	2,898	363,322
		4,711,693
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	220	5,339
Beazer Homes U.S.A., Inc. (a)	843	17,636
Casper Sleep, Inc. (a)	601	4,351
Cavco Industries, Inc. (a)	232	52,342
Century Communities, Inc. (a)	807	48,678
Ethan Allen Interiors, Inc.	588	16,235
Flexsteel Industries, Inc.	163	5,681
GoPro, Inc. Class A (a)(b)	3,423	39,844
Green Brick Partners, Inc. (a)	1,323	30,006
Helen of Troy Ltd. (a)	674	141,985
Hooker Furniture Corp.	302	11,011
Hovnanian Enterprises, Inc. Class A (a)	127	13,429
Installed Building Products, Inc.	622	68,967
iRobot Corp. (a)(b)	779	95,178
KB Home	2,452	114,092
La-Z-Boy, Inc.	1,286	54,629
Leggett & Platt, Inc.	3,654	166,805
LGI Homes, Inc. (a)	605	90,333
Lovesac (a)(b)	298	16,867
M.D.C. Holdings, Inc.	1,524	90,526
M/I Homes, Inc. (a)	809	47,788
Meritage Homes Corp. (a)	1,034	95,045
Mohawk Industries, Inc. (a)	1,624	312,311
Newell Brands, Inc.	10,383	278,057
Purple Innovation, Inc. (a)	1,458	46,146
Skyline Champion Corp. (a)	1,443	65,310
Sonos, Inc. (a)	2,615	97,984
Taylor Morrison Home Corp. (a)	3,551	109,406
Tempur Sealy International, Inc.	5,261	192,342
Toll Brothers, Inc.	3,089	175,239
TopBuild Corp. (a)	911	190,791
TRI Pointe Homes, Inc. (a)	3,284	66,862
Tupperware Brands Corp. (a)	1,389	36,683
Turtle Beach Corp. (a)	446	11,895
Universal Electronics, Inc. (a)	387	21,273
VOXX International Corp. (a)	443	8,444
Vuzix Corp. (a)	1,308	33,276
Whirlpool Corp.	1,728	380,765
ZAGG, Inc. rights (a)(c)	548	49
		3,253,600
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	700	19,327
Blue Apron Holdings, Inc. Class A (a)(b)	341	2,152
CarParts.com, Inc. (a)(b)	961	13,723
Chewy, Inc. (a)(b)	2,105	178,315
Duluth Holdings, Inc. (a)(b)	340	5,760
Groupon, Inc. (a)	638	32,248
GrubHub, Inc. (a)	2,575	154,500
Lands' End, Inc. (a)	476	11,810
Leaf Group Ltd. (a)	749	4,831
Liquidity Services, Inc. (a)	723	13,433
Magnite, Inc. (a)	3,188	132,653
Overstock.com, Inc. (a)(b)	1,185	78,518
PetMed Express, Inc. (b)	543	19,100
Quotient Technology, Inc. (a)	2,145	35,049
Qurate Retail, Inc. Series A	10,500	123,480
Revolve Group, Inc. (a)	925	41,560
Shutterstock, Inc.	616	54,849
Stamps.com, Inc. (a)	508	101,351
Stitch Fix, Inc. (a)(b)	1,632	80,849
The RealReal, Inc. (a)	1,671	37,815
Waitr Holdings, Inc. (a)	3,015	8,834
		1,150,157
Leisure Products - 0.6%
Acushnet Holdings Corp.	942	38,933
American Outdoor Brands, Inc. (a)	392	9,878
Brunswick Corp.	2,143	204,378
Callaway Golf Co.	2,603	69,630
Clarus Corp.	704	11,999
Johnson Outdoors, Inc. Class A	193	27,551
Malibu Boats, Inc. Class A (a)	580	46,214
MasterCraft Boat Holdings, Inc. (a)	512	13,614
Mattel, Inc. (a)	9,575	190,734
Nautilus, Inc. (a)(b)	821	12,840
Polaris, Inc.	1,606	214,401
Smith & Wesson Brands, Inc.	1,475	25,739
Sturm, Ruger & Co., Inc.	492	32,506
Vista Outdoor, Inc. (a)	1,630	52,274
YETI Holdings, Inc. (a)	2,071	149,547
		1,100,238
Multiline Retail - 0.4%
Big Lots, Inc.	933	63,724
Dillard's, Inc. Class A (b)	195	18,831
Franchise Group, Inc.	730	26,360
Kohl's Corp.	4,345	259,005
Macy's, Inc.	8,560	138,586
Nordstrom, Inc.	3,004	113,761
Ollie's Bargain Outlet Holdings, Inc. (a)	1,572	136,764
		757,031
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	1,723	59,116
Advance Auto Parts, Inc.	1,805	331,199
America's Car Mart, Inc. (a)	170	25,903
American Eagle Outfitters, Inc.	4,127	120,673
Asbury Automotive Group, Inc. (a)	532	104,538
At Home Group, Inc. (a)	1,482	42,533
AutoNation, Inc. (a)	1,513	141,042
Barnes & Noble Education, Inc. (a)	849	6,911
Bed Bath & Beyond, Inc. (b)	3,342	97,419
Big 5 Sporting Goods Corp. (b)	596	9,357
Blink Charging Co. (a)(b)	833	34,236
Boot Barn Holdings, Inc. (a)	812	50,596
Caleres, Inc.	1,074	23,413
Camping World Holdings, Inc.	1,058	38,490
Chico's FAS, Inc.	3,349	11,085
Citi Trends, Inc.	281	23,542
Conn's, Inc. (a)	576	11,203
Designer Brands, Inc. Class A	1,646	28,640
Dick's Sporting Goods, Inc.	1,816	138,288
Five Below, Inc. (a)	1,543	294,389
Floor & Decor Holdings, Inc. Class A (a)	2,879	274,887
Foot Locker, Inc.	2,877	161,831
GameStop Corp. Class A (a)(b)	1,508	286,249
Gap, Inc.	5,666	168,733
Genesco, Inc. (a)	384	18,240
Group 1 Automotive, Inc.	470	74,161
GrowGeneration Corp. (a)	1,318	65,491
Guess?, Inc.	1,058	24,863
Haverty Furniture Companies, Inc.	452	16,810
Hibbett Sports, Inc. (a)	456	31,414
L Brands, Inc.	6,433	397,945
Lithia Motors, Inc. Class A (sub. vtg.)	735	286,716
Lumber Liquidators Holdings, Inc. (a)	825	20,724
MarineMax, Inc. (a)	602	29,715
Michaels Companies, Inc. (a)	1,983	43,507
Monro, Inc.	922	60,668
Murphy U.S.A., Inc.	695	100,469
National Vision Holdings, Inc. (a)	2,244	98,355
OneWater Marine, Inc. Class A (a)	273	10,909
Party City Holdco, Inc. (a)	2,995	17,371
Penske Automotive Group, Inc.	877	70,370
Rent-A-Center, Inc.	1,353	78,014
RH (a)	450	268,470
Sally Beauty Holdings, Inc. (a)	3,114	62,685
Shoe Carnival, Inc. (b)	227	14,047
Signet Jewelers Ltd. (a)	1,444	83,723
Sleep Number Corp. (a)	701	100,586
Sonic Automotive, Inc. Class A (sub. vtg.)	626	31,031
Sportsman's Warehouse Holdings, Inc. (a)	1,214	20,929
The Aaron's Co., Inc.	916	23,523
The Buckle, Inc.	770	30,246
The Cato Corp. Class A (sub. vtg.)	481	5,772
The Children's Place Retail Stores, Inc. (a)	400	27,880
The ODP Corp.	1,483	64,199
Tilly's, Inc. (a)	628	7,109
TravelCenters of America LLC (a)	406	11,015
Urban Outfitters, Inc. (a)	1,889	70,252
Vroom, Inc. (b)	996	38,834
Williams-Sonoma, Inc.	2,110	378,112
Winmark Corp.	78	14,542
Zumiez, Inc. (a)	586	25,139
		5,208,109
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	4,163	212,313
Carter's, Inc.	1,219	108,406
Columbia Sportswear Co.	842	88,940
Crocs, Inc. (a)	1,810	145,615
Deckers Outdoor Corp. (a)	778	257,067
Fossil Group, Inc. (a)	1,265	15,686
G-III Apparel Group Ltd. (a)(b)	1,216	36,650
Hanesbrands, Inc.	9,605	188,930
Kontoor Brands, Inc.	1,294	62,798
Lakeland Industries, Inc. (a)	248	6,909
Levi Strauss & Co. Class A	2,130	50,928
Movado Group, Inc.	444	12,632
Oxford Industries, Inc. (b)	465	40,650
PVH Corp.	1,961	207,278
Ralph Lauren Corp.	1,331	163,926
Samsonite International SA (a)(d)	37,200	71,777
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,764	156,996
Steven Madden Ltd.	2,136	79,587
Superior Group of Companies, Inc.	223	5,669
Tapestry, Inc.	7,657	315,545
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,511	122,124
Class C (non-vtg.) (a)	5,000	92,300
Unifi, Inc. (a)	389	10,721
Vera Bradley, Inc. (a)	608	6,141
Wolverine World Wide, Inc.	2,265	86,795
		2,546,383

TOTAL CONSUMER DISCRETIONARY		23,279,463

CONSUMER STAPLES - 3.5%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	254	306,395
Celsius Holdings, Inc. (a)(b)	741	35,605
Coca-Cola Bottling Co. Consolidated	124	35,809
MGP Ingredients, Inc. (b)	356	21,057
Molson Coors Beverage Co. Class B	5,182	265,059
National Beverage Corp. (b)	653	31,938
Newage, Inc. (a)(b)	3,297	9,429
		705,292
Food & Staples Retailing - 0.8%
Andersons, Inc.	824	22,561
BJ's Wholesale Club Holdings, Inc. (a)	3,787	169,885
Casey's General Stores, Inc.	1,018	220,081
Chefs' Warehouse Holdings (a)	904	27,536
Grocery Outlet Holding Corp. (a)(b)	2,397	88,425
Ingles Markets, Inc. Class A	383	23,612
Natural Grocers by Vitamin Cottage, Inc.	308	5,405
Performance Food Group Co. (a)	3,685	212,293
PriceSmart, Inc.	648	62,694
Rite Aid Corp. (a)(b)	1,550	31,713
SpartanNash Co.	1,033	20,278
Sprouts Farmers Market LLC (a)	3,257	86,701
U.S. Foods Holding Corp. (a)	6,091	232,189
United Natural Foods, Inc. (a)(b)	1,555	51,222
Weis Markets, Inc. (b)	459	25,943
		1,280,538
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	1,792	55,660
Beyond Meat, Inc. (a)(b)	1,373	178,655
Bunge Ltd.	3,861	306,061
Cal-Maine Foods, Inc. (a)	1,041	39,995
Calavo Growers, Inc.	460	35,714
Campbell Soup Co.	5,583	280,657
Darling Ingredients, Inc. (a)	4,482	329,786
Flowers Foods, Inc.	5,384	128,139
Fresh Del Monte Produce, Inc.	817	23,391
Freshpet, Inc. (a)	1,192	189,302
Hostess Brands, Inc. Class A (a)(b)	3,664	52,542
Ingredion, Inc.	1,849	166,262
J&J Snack Foods Corp.	414	65,010
John B. Sanfilippo & Son, Inc.	242	21,870
Lamb Weston Holdings, Inc.	4,030	312,244
Lancaster Colony Corp.	538	94,344
Landec Corp. (a)	627	6,646
Pilgrim's Pride Corp. (a)	1,318	31,355
Post Holdings, Inc. (a)	1,645	173,909
Sanderson Farms, Inc.	548	85,367
Seaboard Corp.	7	25,830
Seneca Foods Corp. Class A (a)	187	8,806
The Hain Celestial Group, Inc. (a)	2,255	98,318
The Simply Good Foods Co. (a)	2,330	70,879
Tootsie Roll Industries, Inc. (b)	481	15,936
TreeHouse Foods, Inc. (a)	1,541	80,502
Vital Farms, Inc. (a)(b)	442	9,653
Whole Earth Brands, Inc. Class A (a)	863	11,254
		2,898,087
Household Products - 0.2%
Central Garden & Pet Co. (a)	337	19,549
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,003	52,046
Energizer Holdings, Inc.	1,598	75,841
Reynolds Consumer Products, Inc.	1,501	44,700
Spectrum Brands Holdings, Inc.	1,056	89,760
WD-40 Co.	378	115,736
		397,632
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	1,090	25,735
Coty, Inc. Class A	7,812	70,386
Edgewell Personal Care Co.	1,503	59,519
elf Beauty, Inc. (a)	1,036	27,796
Herbalife Nutrition Ltd. (a)	2,401	106,508
Inter Parfums, Inc.	497	35,252
MediFast, Inc.	328	69,477
Nu Skin Enterprises, Inc. Class A	1,402	74,152
USANA Health Sciences, Inc. (a)	333	32,501
Veru, Inc. (a)	1,684	18,145
		519,471
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	3,897	12,821
Turning Point Brands, Inc.	322	16,799
Universal Corp.	654	38,579
Vector Group Ltd.	3,556	49,606
		117,805

TOTAL CONSUMER STAPLES		5,918,825

ENERGY - 2.7%
Energy Equipment & Services - 0.6%
Archrock, Inc.	3,449	32,731
Aspen Aerogels, Inc. (a)	731	14,869
Bristow Group, Inc. (a)	623	16,123
Cactus, Inc.	1,470	45,011
Championx Corp. (a)	5,131	111,497
Core Laboratories NV	1,247	35,901
DMC Global, Inc.	436	23,657
Dril-Quip, Inc. (a)	993	32,997
Frank's International NV (a)	3,222	11,438
Helix Energy Solutions Group, Inc. (a)	3,954	19,968
Helmerich & Payne, Inc.	2,978	80,287
Liberty Oilfield Services, Inc. Class A	2,206	24,906
Nabors Industries Ltd.	178	16,634
Newpark Resources, Inc. (a)	2,574	8,082
Nextier Oilfield Solutions, Inc. (a)	4,642	17,268
NOV, Inc.	10,706	146,886
Oceaneering International, Inc. (a)	2,706	30,903
Oil States International, Inc. (a)	1,592	9,600
Patterson-UTI Energy, Inc.	5,168	36,848
ProPetro Holding Corp. (a)	2,210	23,559
RPC, Inc. (a)	1,562	8,435
Select Energy Services, Inc. Class A (a)	1,714	8,536
Solaris Oilfield Infrastructure, Inc. Class A	808	9,914
Technip Energies NV ADR (a)	2,441	36,542
TechnipFMC PLC	11,676	90,139
TETRA Technologies, Inc. (a)	3,616	8,678
Tidewater, Inc. (a)	1,098	13,758
Transocean Ltd. (United States) (a)(b)	16,036	56,928
U.S. Silica Holdings, Inc.	2,014	24,752
		996,847
Oil, Gas & Consumable Fuels - 2.1%
Alto Ingredients, Inc. (a)(b)	1,806	9,807
Antero Resources Corp. (a)	7,634	77,867
APA Corp.	10,416	186,446
Arch Resources, Inc.	434	18,054
Berry Petroleum Corp.	1,831	10,089
Bonanza Creek Energy, Inc. (a)	521	18,615
Brigham Minerals, Inc. Class A	987	14,450
Cabot Oil & Gas Corp.	11,007	206,711
Callon Petroleum Co. (a)(b)	1,280	49,344
Centennial Resource Development, Inc. Class A (a)	5,193	21,811
Cimarex Energy Co.	2,831	168,133
Clean Energy Fuels Corp. (a)	3,210	44,105
CNX Resources Corp. (a)	6,045	88,862
Comstock Resources, Inc. (a)	1,653	9,158
CONSOL Energy, Inc. (a)	834	8,106
Contango Oil & Gas Co. (a)	3,600	14,040
Continental Resources, Inc. (a)	1,686	43,617
CVR Energy, Inc.	769	14,749
Delek U.S. Holdings, Inc.	1,711	37,266
Devon Energy Corp.	16,315	356,483
Diamond S Shipping, Inc. (a)	729	7,312
Diamondback Energy, Inc.	4,981	366,054
EQT Corp.	7,679	142,676
Equitrans Midstream Corp.	11,210	91,474
Green Plains, Inc. (a)	1,182	31,997
HollyFrontier Corp.	4,116	147,270
International Seaways, Inc.	735	14,244
Kosmos Energy Ltd.	11,042	33,899
Laredo Petroleum, Inc. (a)(b)	264	7,936
Magnolia Oil & Gas Corp. Class A (a)	3,776	43,348
Marathon Oil Corp.	21,766	232,461
Matador Resources Co.	3,023	70,889
Murphy Oil Corp.	3,982	65,345
National Energy Services Reunited Corp. (a)	882	10,910
Northern Oil & Gas, Inc. (a)	1,325	16,006
Ovintiv, Inc.	7,154	170,408
Par Pacific Holdings, Inc. (a)	1,065	15,038
PBF Energy, Inc. Class A	2,699	38,191
PDC Energy, Inc. (a)	2,750	94,600
Peabody Energy Corp. (a)	1,739	5,321
Penn Virginia Corp. (a)	376	5,038
Range Resources Corp. (a)	7,130	73,653
Renewable Energy Group, Inc. (a)(b)	1,221	80,635
Rex American Resources Corp. (a)	153	12,878
SM Energy Co.	2,972	48,652
Southwestern Energy Co. (a)	17,849	82,998
Talos Energy, Inc. (a)	920	11,077
Targa Resources Corp.	6,282	199,454
Teekay Corp. (a)	2,544	8,141
Teekay Tankers Ltd. (a)	697	9,688
Tellurian, Inc. (a)(b)	5,589	13,078
Uranium Energy Corp. (a)	5,550	15,873
W&T Offshore, Inc. (a)(b)	2,672	9,592
World Fuel Services Corp.	1,742	61,318
		3,635,167

TOTAL ENERGY		4,632,014

FINANCIALS - 15.8%
Banks - 6.1%
1st Source Corp.	477	22,696
Allegiance Bancshares, Inc.	502	20,351
Ameris Bancorp	1,923	100,977
Associated Banc-Corp.	4,218	90,012
Atlantic Union Bankshares Corp.	2,176	83,471
Banc of California, Inc.	1,224	22,130
BancFirst Corp.	518	36,617
Bancorp, Inc., Delaware (a)	1,418	29,381
BancorpSouth Bank	2,653	86,169
Bank of Hawaii Corp.	1,109	99,244
Bank OZK	3,333	136,153
BankUnited, Inc.	2,561	112,556
Banner Corp.	979	52,210
Berkshire Hills Bancorp, Inc.	1,405	31,360
BOK Financial Corp.	843	75,297
Boston Private Financial Holdings, Inc.	2,236	29,784
Bridge Bancorp, Inc.	945	28,482
Brookline Bancorp, Inc., Delaware	2,154	32,310
Bryn Mawr Bank Corp.	552	25,122
Cadence Bancorp Class A	3,445	71,415
Camden National Corp.	377	18,043
Cathay General Bancorp	2,062	84,088
Central Pacific Financial Corp.	787	20,997
CIT Group, Inc.	2,720	140,107
City Holding Co.	423	34,593
Columbia Banking Systems, Inc.	1,980	85,318
Comerica, Inc.	3,839	275,410
Commerce Bancshares, Inc.	2,903	222,399
Community Bank System, Inc.	1,477	113,315
Community Trust Bancorp, Inc.	400	17,612
ConnectOne Bancorp, Inc.	959	24,311
CrossFirst Bankshares, Inc. (a)	1,269	17,500
Cullen/Frost Bankers, Inc.	1,548	168,360
Customers Bancorp, Inc. (a)	812	25,838
CVB Financial Corp.	3,520	77,757
Eagle Bancorp, Inc.	857	45,601
East West Bancorp, Inc.	3,902	287,968
Enterprise Financial Services Corp.	857	42,370
FB Financial Corp.	862	38,325
First Bancorp, North Carolina	787	34,235
First Bancorp, Puerto Rico	6,048	68,100
First Bancshares, Inc.	568	20,794
First Busey Corp.	1,320	33,858
First Citizens Bancshares, Inc.	199	166,318
First Commonwealth Financial Corp.	2,657	38,181
First Financial Bancorp, Ohio	2,683	64,392
First Financial Bankshares, Inc.	3,930	183,649
First Financial Corp., Indiana	341	15,348
First Foundation, Inc.	1,061	24,891
First Hawaiian, Inc.	3,613	98,888
First Horizon National Corp.	15,347	259,518
First Interstate Bancsystem, Inc.	947	43,600
First Merchants Corp.	1,499	69,704
First Midwest Bancorp, Inc., Delaware	3,154	69,104
Flushing Financial Corp.	824	17,494
FNB Corp., Pennsylvania	8,864	112,573
Fulton Financial Corp.	4,467	76,073
German American Bancorp, Inc.	671	31,014
Glacier Bancorp, Inc.	2,631	150,177
Great Southern Bancorp, Inc.	285	16,151
Great Western Bancorp, Inc.	1,489	45,102
Hancock Whitney Corp.	2,389	100,362
Hanmi Financial Corp.	837	16,514
HarborOne Bancorp, Inc.	1,535	20,676
Heartland Financial U.S.A., Inc.	1,088	54,683
Heritage Commerce Corp.	1,571	19,198
Heritage Financial Corp., Washington	972	27,449
Hilltop Holdings, Inc.	1,794	61,229
Home Bancshares, Inc.	4,183	113,150
Hope Bancorp, Inc.	3,415	51,430
Horizon Bancorp, Inc. Indiana	1,089	20,234
Independent Bank Corp.	598	14,137
Independent Bank Corp., Massachusetts	912	76,781
Independent Bank Group, Inc.	1,017	73,468
International Bancshares Corp.	1,534	71,208
Investors Bancorp, Inc.	6,213	91,269
Lakeland Bancorp, Inc.	1,360	23,705
Lakeland Financial Corp.	721	49,886
Live Oak Bancshares, Inc.	843	57,737
Midland States Bancorp, Inc.	550	15,257
National Bank Holdings Corp.	832	33,014
NBT Bancorp, Inc.	1,204	48,040
Nicolet Bankshares, Inc. (a)	243	20,281
OceanFirst Financial Corp.	1,681	40,243
OFG Bancorp	1,424	32,211
Old National Bancorp, Indiana	4,534	87,688
Origin Bancorp, Inc.	610	25,870
Pacific Premier Bancorp, Inc.	2,603	113,074
PacWest Bancorp	3,223	122,957
Park National Corp.	394	50,944
Peoples Bancorp, Inc.	463	15,358
Peoples United Financial, Inc.	11,740	210,146
Pinnacle Financial Partners, Inc.	2,095	185,743
Popular, Inc.	2,321	163,213
Preferred Bank, Los Angeles	363	23,116
Prosperity Bancshares, Inc.	2,557	191,494
QCR Holdings, Inc.	399	18,841
Renasant Corp.	1,550	64,139
S&T Bancorp, Inc.	1,061	35,544
Sandy Spring Bancorp, Inc.	1,304	56,633
Seacoast Banking Corp., Florida (a)	1,537	55,701
ServisFirst Bancshares, Inc.	1,291	79,177
Signature Bank	1,573	355,655
Silvergate Capital Corp. (a)	529	75,208
Simmons First National Corp. Class A	2,986	88,595
South State Corp.	1,960	153,880
Southside Bancshares, Inc.	854	32,888
Sterling Bancorp	5,373	123,686
Stock Yards Bancorp, Inc.	579	29,564
Synovus Financial Corp.	4,099	187,529
TCF Financial Corp.	4,211	195,643
Texas Capital Bancshares, Inc. (a)	1,393	98,792
Tompkins Financial Corp.	336	27,787
TowneBank	1,794	54,538
Trico Bancshares	742	35,149
TriState Capital Holdings, Inc. (a)	800	18,448
Triumph Bancorp, Inc. (a)	630	48,756
Trustmark Corp.	1,747	58,804
UMB Financial Corp.	1,194	110,242
Umpqua Holdings Corp.	6,064	106,423
United Bankshares, Inc., West Virginia	3,555	137,152
United Community Bank, Inc.	2,399	81,854
Univest Corp. of Pennsylvania	787	22,500
Valley National Bancorp	11,174	153,531
Veritex Holdings, Inc.	1,383	45,252
Washington Trust Bancorp, Inc.	476	24,576
Webster Financial Corp.	2,490	137,224
WesBanco, Inc.	1,845	66,531
Westamerica Bancorp.	726	45,578
Western Alliance Bancorp.	2,851	269,248
Wintrust Financial Corp.	1,571	119,082
Zions Bancorp NA	4,528	248,859
		10,349,587
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,175	175,110
Apollo Global Management LLC Class A	5,821	273,645
Ares Management Corp.	2,694	150,945
Artisan Partners Asset Management, Inc.	1,700	88,689
Assetmark Financial Holdings, Inc. (a)	439	10,246
B. Riley Financial, Inc.	489	27,570
BGC Partners, Inc. Class A	8,939	43,175
Blucora, Inc. (a)	1,351	22,481
BrightSphere Investment Group, Inc.	1,661	33,851
Carlyle Group LP	3,206	117,853
Cboe Global Markets, Inc.	2,953	291,432
Cohen & Steers, Inc.	659	43,052
Cowen Group, Inc. Class A (b)	762	26,784
Diamond Hill Investment Group, Inc.	75	11,701
Donnelley Financial Solutions, Inc. (a)	815	22,681
Evercore, Inc. Class A	1,161	152,950
FactSet Research Systems, Inc.	1,045	322,477
Federated Hermes, Inc. Class B (non-vtg.)	2,590	81,067
Focus Financial Partners, Inc. Class A (a)	1,104	45,948
Franklin Resources, Inc.	7,515	222,444
Greenhill & Co., Inc.	362	5,966
Hamilton Lane, Inc. Class A	898	79,527
Houlihan Lokey	1,421	94,511
Interactive Brokers Group, Inc.	2,232	163,025
Invesco Ltd.	10,371	261,557
Janus Henderson Group PLC	4,709	146,685
Lazard Ltd. Class A	3,105	135,099
LPL Financial	2,197	312,326
Moelis & Co. Class A	1,600	87,808
Morningstar, Inc.	590	132,774
Open Lending Corp. (a)	2,474	87,629
Oppenheimer Holdings, Inc. Class A (non-vtg.)	250	10,013
Piper Jaffray Companies	385	42,215
PJT Partners, Inc.	655	44,311
Sculptor Capital Management, Inc. Class A	498	10,896
SEI Investments Co.	3,278	199,729
Stifel Financial Corp.	2,896	185,518
StoneX Group, Inc. (a)	452	29,552
Tradeweb Markets, Inc. Class A	2,802	207,348
Victory Capital Holdings, Inc.	418	10,684
Virtu Financial, Inc. Class A	2,221	68,962
Virtus Investment Partners, Inc.	198	46,629
Waddell & Reed Financial, Inc. Class A	1,730	43,337
WisdomTree Investments, Inc.	3,121	19,506
		4,589,708
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	320	115,274
CURO Group Holdings Corp.	440	6,420
Encore Capital Group, Inc. (a)(b)	851	34,236
Enova International, Inc. (a)	1,009	35,799
EZCORP, Inc. (non-vtg.) Class A (a)	1,299	6,456
First Cash Financial Services, Inc.	1,134	74,470
Green Dot Corp. Class A (a)	1,500	68,685
LendingClub Corp. (a)	2,296	37,930
LendingTree, Inc. (a)	303	64,539
Navient Corp.	5,041	72,137
Nelnet, Inc. Class A	563	40,953
OneMain Holdings, Inc.	2,295	123,287
PRA Group, Inc. (a)	1,272	47,153
PROG Holdings, Inc.	1,876	81,212
Santander Consumer U.S.A. Holdings, Inc.	1,897	51,333
SLM Corp.	10,046	180,527
World Acceptance Corp. (a)(b)	103	13,365
		1,053,776
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	118	4,248
Cannae Holdings, Inc. (a)	2,391	94,731
Equitable Holdings, Inc.	10,789	351,937
Jefferies Financial Group, Inc.	5,550	167,055
Voya Financial, Inc.	3,408	216,885
		834,856
Insurance - 3.8%
Alleghany Corp.	386	241,748
AMBAC Financial Group, Inc. (a)	1,268	21,226
American Equity Investment Life Holding Co.	2,362	74,474
American Financial Group, Inc.	1,929	220,099
American National Group, Inc.	248	26,752
Amerisafe, Inc.	519	33,216
Argo Group International Holdings, Ltd.	954	48,005
Assurant, Inc.	1,594	225,981
Assured Guaranty Ltd.	2,106	89,042
Athene Holding Ltd. (a)	3,434	173,074
Axis Capital Holdings Ltd.	2,206	109,351
Brighthouse Financial, Inc. (a)	2,409	106,598
Brown & Brown, Inc.	6,454	295,012
BRP Group, Inc. (a)	1,219	33,218
CNO Financial Group, Inc.	3,729	90,577
eHealth, Inc. (a)	709	51,566
Employers Holdings, Inc.	754	32,467
Enstar Group Ltd. (a)	362	89,316
Erie Indemnity Co. Class A	688	151,986
Everest Re Group Ltd.	1,101	272,839
FBL Financial Group, Inc. Class A	261	14,595
First American Financial Corp.	3,030	171,650
FNF Group	8,030	326,500
Genworth Financial, Inc. Class A (a)	13,753	45,660
Globe Life, Inc.	2,610	252,204
GoHealth, Inc. (a)	1,160	13,560
Goosehead Insurance	464	49,732
Greenlight Capital Re, Ltd. (a)	691	6,012
Hanover Insurance Group, Inc.	997	129,072
HCI Group, Inc.	181	13,904
Heritage Insurance Holdings, Inc.	631	6,991
Horace Mann Educators Corp.	1,145	49,475
James River Group Holdings Ltd.	837	38,184
Kemper Corp.	1,696	135,205
Kinsale Capital Group, Inc.	593	97,726
Lemonade, Inc. (a)(b)	497	46,286
Lincoln National Corp.	4,971	309,544
Loews Corp.	6,230	319,474
MBIA, Inc. (a)	1,297	12,477
Mercury General Corp.	741	45,060
National Western Life Group, Inc.	61	15,189
Old Republic International Corp.	7,766	169,609
Palomar Holdings, Inc. (a)	595	39,889
Primerica, Inc.	1,085	160,385
ProAssurance Corp.	1,498	40,086
Reinsurance Group of America, Inc.	1,872	235,966
RenaissanceRe Holdings Ltd.	1,399	224,190
RLI Corp.	1,096	122,281
Safety Insurance Group, Inc.	391	32,942
Selective Insurance Group, Inc.	1,649	119,618
Selectquote, Inc.	1,238	36,533
Siriuspoint Ltd. (a)	2,307	23,462
Stewart Information Services Corp.	725	37,722
Trean Insurance Group, Inc. (a)	266	4,296
Trupanion, Inc. (a)	921	70,189
United Fire Group, Inc.	583	20,288
Universal Insurance Holdings, Inc.	746	10,698
Unum Group	5,625	156,544
W.R. Berkley Corp.	3,854	290,399
Watford Holdings Ltd. (a)	529	18,309
White Mountains Insurance Group Ltd.	86	95,881
		6,394,334
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	1,051	4,236
AGNC Investment Corp.	14,843	248,769
Annaly Capital Management, Inc.	38,447	330,644
Apollo Commercial Real Estate Finance, Inc.	3,574	49,929
Arbor Realty Trust, Inc.	3,258	51,802
Ares Commercial Real Estate Corp.	985	13,514
Armour Residential REIT, Inc.	1,830	22,326
Blackstone Mortgage Trust, Inc.	4,054	125,674
Broadmark Realty Capital, Inc.	3,508	36,694
Capstead Mortgage Corp.	2,532	15,774
Cherry Hill Mortgage Investment Corp.	447	4,175
Chimera Investment Corp.	6,366	80,848
Colony NorthStar Credit Real Estate, Inc.	2,222	18,931
Dynex Capital, Inc.	814	15,409
Ellington Financial LLC	1,299	20,797
Granite Point Mortgage Trust, Inc.	1,481	17,728
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,169	121,681
Invesco Mortgage Capital, Inc. (b)	6,472	25,953
KKR Real Estate Finance Trust, Inc.	766	14,087
Ladder Capital Corp. Class A	3,535	41,713
MFA Financial, Inc.	12,461	50,716
New Residential Investment Corp.	11,418	128,453
New York Mortgage Trust, Inc.	10,267	45,893
Orchid Island Capital, Inc.	2,793	16,786
PennyMac Mortgage Investment Trust	2,742	53,743
Ready Capital Corp.	1,599	21,459
Redwood Trust, Inc.	3,038	31,626
Starwood Property Trust, Inc.	7,889	195,174
TPG RE Finance Trust, Inc.	1,634	18,301
Two Harbors Investment Corp.	7,550	55,342
Western Asset Mortgage Capital Corp. (b)	1,882	6,004
		1,884,181
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)	1,426	67,036
Capitol Federal Financial, Inc.	3,546	46,967
Columbia Financial, Inc. (a)	1,281	22,392
Essent Group Ltd.	3,120	148,169
Farmer Mac Class C (non-vtg.)	214	21,554
Flagstar Bancorp, Inc.	1,323	59,667
HomeStreet, Inc.	591	26,045
Kearny Financial Corp.	2,037	24,607
Merchants Bancorp	437	18,328
Meridian Bancorp, Inc. Maryland	1,458	26,856
Meta Financial Group, Inc.	904	40,960
MGIC Investment Corp.	9,338	129,331
Mr. Cooper Group, Inc. (a)	1,949	67,747
New York Community Bancorp, Inc.	12,841	162,053
NMI Holdings, Inc. (a)	2,386	56,405
Northfield Bancorp, Inc.	1,266	20,155
Northwest Bancshares, Inc.	3,503	50,618
Ocwen Financial Corp. (a)	186	5,288
Pennymac Financial Services, Inc.	1,092	73,022
Premier Financial Corp.	1,008	33,526
Provident Financial Services, Inc.	2,009	44,761
Radian Group, Inc.	5,277	122,690
Rocket Cos., Inc. (b)	3,183	73,495
TFS Financial Corp.	1,322	26,929
Trustco Bank Corp., New York	2,629	19,376
Walker & Dunlop, Inc.	809	83,117
Washington Federal, Inc.	2,099	64,649
Waterstone Financial, Inc.	558	11,394
WSFS Financial Corp.	1,324	65,922
		1,613,059

TOTAL FINANCIALS		26,719,501

HEALTH CARE - 13.1%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)(b)	1,827	3,435
ACADIA Pharmaceuticals, Inc. (a)	3,227	83,257
Acceleron Pharma, Inc. (a)	1,449	196,499
ADMA Biologics, Inc. (a)(b)	2,443	4,300
Adverum Biotechnologies, Inc. (a)	2,444	24,098
Aeglea BioTherapeutics, Inc. (a)	1,109	8,783
Agenus, Inc. (a)(b)	4,183	11,378
Agios Pharmaceuticals, Inc. (a)	1,591	82,159
Akebia Therapeutics, Inc. (a)	4,423	14,972
Akero Therapeutics, Inc. (a)(b)	472	13,693
Akouos, Inc. (a)	423	5,867
Albireo Pharma, Inc. (a)	459	16,180
Aldeyra Therapeutics, Inc. (a)	1,193	14,173
Alector, Inc. (a)	1,433	28,861
Alkermes PLC (a)	4,360	81,445
Allakos, Inc. (a)	875	100,433
Allogene Therapeutics, Inc. (a)(b)	1,821	64,281
Allovir, Inc. (a)(b)	453	10,600
Altimmune, Inc. (a)(b)	822	11,615
ALX Oncology Holdings, Inc. (a)	323	23,818
Amicus Therapeutics, Inc. (a)	7,191	71,047
AnaptysBio, Inc. (a)	557	12,003
Anavex Life Sciences Corp. (a)(b)	1,914	28,614
Anika Therapeutics, Inc. (a)	404	16,479
Annexon, Inc. (a)	427	11,888
Apellis Pharmaceuticals, Inc. (a)	1,615	69,300
Applied Genetic Technologies Corp. (a)(b)	1,057	5,359
Applied Molecular Transport, Inc. (b)	408	17,956
Applied Therapeutics, Inc. (a)	432	8,102
Aprea Therapeutics, Inc. (a)	293	1,494
Arbutus Biopharma Corp. (a)	1,874	6,240
Arcturus Therapeutics Holdings, Inc. (a)(b)	555	22,922
Arcus Biosciences, Inc. (a)	1,248	35,044
Arcutis Biotherapeutics, Inc. (a)	779	22,536
Ardelyx, Inc. (a)	1,777	11,764
Arena Pharmaceuticals, Inc. (a)	1,660	115,187
Arrowhead Pharmaceuticals, Inc. (a)	2,862	189,779
Assembly Biosciences, Inc. (a)	1,110	5,106
Atara Biotherapeutics, Inc. (a)	2,274	32,655
Athenex, Inc. (a)(b)	2,095	9,009
Athersys, Inc. (a)(b)	5,280	9,504
Atreca, Inc. (a)	749	11,482
Avid Bioservices, Inc. (a)	1,522	27,746
Avidity Biosciences, Inc.	461	10,054
Avita Therapeutics, Inc. (a)	587	11,634
AVROBIO, Inc. (a)	900	11,421
Beam Therapeutics, Inc. (a)(b)	737	58,989
BeyondSpring, Inc. (a)	733	8,114
BioCryst Pharmaceuticals, Inc. (a)(b)	4,906	49,894
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,450	99,108
BioXcel Therapeutics, Inc. (a)(b)	429	18,516
Black Diamond Therapeutics, Inc. (a)	430	10,432
bluebird bio, Inc. (a)	1,862	56,139
Blueprint Medicines Corp. (a)	1,596	155,179
BrainStorm Cell Therpeutic, Inc. (a)	629	2,409
BridgeBio Pharma, Inc. (a)(b)	2,665	164,164
Burning Rock Biotech Ltd. ADR	392	10,553
Calithera Biosciences, Inc. (a)	2,080	5,034
Capricor Therapeutics, Inc. (a)	497	2,326
CareDx, Inc. (a)	1,433	97,573
Catalyst Biosciences, Inc. (a)	796	4,012
Catalyst Pharmaceutical Partners, Inc. (a)	2,715	12,516
Cel-Sci Corp. (a)(b)	1,125	17,111
Celldex Therapeutics, Inc. (a)	1,085	22,351
ChemoCentryx, Inc. (a)	1,380	70,711
Chimerix, Inc. (a)	2,011	19,386
Chinook Therapeutics, Inc. (a)	969	15,058
Clovis Oncology, Inc. (a)(b)	2,977	20,899
Coherus BioSciences, Inc. (a)(b)	1,753	25,611
Concert Pharmaceuticals, Inc. (a)	912	4,551
Constellation Pharmaceuticals, Inc. (a)	875	20,466
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,016	3,972
Cortexyme, Inc. (a)(b)	359	12,935
Crinetics Pharmaceuticals, Inc. (a)	572	8,740
Cue Biopharma, Inc. (a)	739	9,016
Cyclerion Therapeutics, Inc. (a)	745	2,079
Cytokinetics, Inc. (a)	1,978	46,008
CytomX Therapeutics, Inc. (a)	1,687	13,041
Deciphera Pharmaceuticals, Inc. (a)	1,122	50,310
Denali Therapeutics, Inc. (a)	2,235	127,619
DermTech, Inc. (a)(b)	658	33,420
Dicerna Pharmaceuticals, Inc. (a)	1,863	47,637
Dynavax Technologies Corp. (a)(b)	2,742	26,954
Eagle Pharmaceuticals, Inc. (a)	299	12,480
Editas Medicine, Inc. (a)(b)	1,858	78,036
Eiger Biopharmaceuticals, Inc. (a)	814	7,204
Emergent BioSolutions, Inc. (a)	1,248	115,952
Enanta Pharmaceuticals, Inc. (a)	495	24,413
Epizyme, Inc. (a)	2,606	22,698
Esperion Therapeutics, Inc. (a)(b)	746	20,925
Exelixis, Inc. (a)	8,577	193,754
Fate Therapeutics, Inc. (a)	2,196	181,060
FibroGen, Inc. (a)	2,314	80,319
Five Prime Therapeutics, Inc. (a)	1,257	47,351
Flexion Therapeutics, Inc. (a)(b)	1,181	10,570
Forma Therapeutics Holdings, Inc.	577	16,168
Fortress Biotech, Inc. (a)	2,100	7,413
Frequency Therapeutics, Inc. (a)(b)	828	7,866
G1 Therapeutics, Inc. (a)	923	22,207
Generation Bio Co.	594	16,905
Geron Corp. (a)	8,860	13,999
Global Blood Therapeutics, Inc. (a)(b)	1,715	69,886
GlycoMimetics, Inc. (a)	1,117	3,362
Gossamer Bio, Inc. (a)	1,278	11,822
Halozyme Therapeutics, Inc. (a)	3,507	146,207
Harpoon Therapeutics, Inc. (a)	570	11,924
Heat Biologics, Inc. (a)(b)	560	4,077
Heron Therapeutics, Inc. (a)(b)	2,279	36,943
Homology Medicines, Inc. (a)	861	8,102
iBio, Inc. (a)	5,679	8,746
Ideaya Biosciences, Inc. (a)	431	10,129
IGM Biosciences, Inc. (a)	198	15,185
Immatics NV (a)	828	9,282
ImmunoGen, Inc. (a)	5,566	45,085
Immunovant, Inc. (a)	1,425	22,857
Inovio Pharmaceuticals, Inc. (a)(b)	5,758	53,434
Inozyme Pharma, Inc. (a)(b)	177	3,505
Insmed, Inc. (a)	2,841	96,764
Intellia Therapeutics, Inc. (a)	1,719	137,958
Intercept Pharmaceuticals, Inc. (a)(b)	708	16,341
Invitae Corp. (a)(b)	4,785	182,835
Ionis Pharmaceuticals, Inc. (a)	3,877	174,310
Iovance Biotherapeutics, Inc. (a)	3,809	120,593
Ironwood Pharmaceuticals, Inc. Class A (a)	4,354	48,678
iTeos Therapeutics, Inc. (a)	314	10,733
Iveric Bio, Inc. (a)	2,242	13,856
Jounce Therapeutics, Inc. (a)	597	6,131
Kadmon Holdings, Inc. (a)	4,361	16,964
Kalvista Pharmaceuticals, Inc. (a)	485	12,460
Karuna Therapeutics, Inc. (a)	515	61,918
Karyopharm Therapeutics, Inc. (a)(b)	1,845	19,409
Keros Therapeutics, Inc.	175	10,771
Kindred Biosciences, Inc. (a)	888	4,413
Kiniksa Pharmaceuticals Ltd. (a)(b)	644	11,920
Kodiak Sciences, Inc. (a)	873	98,989
Krystal Biotech, Inc. (a)	475	36,594
Kura Oncology, Inc. (a)	1,848	52,243
Ligand Pharmaceuticals, Inc. Class B (a)(b)	458	69,822
Lineage Cell Therapeutics, Inc. (a)	4,265	10,023
Macrogenics, Inc. (a)	1,540	49,049
Madrigal Pharmaceuticals, Inc. (a)	266	31,114
Magenta Therapeutics, Inc. (a)	741	8,773
MannKind Corp. (a)(b)	7,011	27,483
Matinas BioPharma Holdings, Inc. (a)	3,943	4,140
MediciNova, Inc. (a)(b)	1,198	6,050
MEI Pharma, Inc. (a)	2,645	9,072
Mersana Therapeutics, Inc. (a)	1,504	24,335
Minerva Neurosciences, Inc. (a)	1,037	3,028
Mirati Therapeutics, Inc. (a)	1,255	214,982
Mirum Pharmaceuticals, Inc. (a)	365	7,234
Molecular Templates, Inc. (a)	1,038	13,100
Morphic Holding, Inc. (a)	407	25,755
Mustang Bio, Inc. (a)	1,175	3,901
Myriad Genetics, Inc. (a)	2,075	63,184
NantKwest, Inc. (a)(b)	1,136	26,969
Natera, Inc. (a)	2,162	219,529
Neoleukin Therapeutics, Inc. (a)	938	11,547
Neubase Therapeutics, Inc. (a)	497	3,673
Neurocrine Biosciences, Inc. (a)	2,590	251,878
NextCure, Inc. (a)	420	4,204
Nkarta, Inc. (a)	430	14,147
Nurix Therapeutics, Inc. (a)	368	11,441
Opko Health, Inc. (a)(b)	12,104	51,926
ORIC Pharmaceuticals, Inc. (a)	417	10,217
Ovid Therapeutics, Inc. (a)(b)	986	3,964
Oyster Point Pharma, Inc. (a)(b)	303	5,539
Palatin Technologies, Inc. (a)	5,190	3,579
Pandion Therapeutics, Inc. (a)	211	12,671
Passage Bio, Inc. (a)	681	11,904
PDL BioPharma, Inc. (a)(c)	2,200	5,434
Poseida Therapeutics, Inc. (a)	343	3,276
Precigen, Inc. (a)(b)	2,594	17,873
Precision BioSciences, Inc. (a)	1,157	11,975
Protagonist Therapeutics, Inc. (a)	1,074	27,817
Prothena Corp. PLC (a)	717	18,011
PTC Therapeutics, Inc. (a)	1,935	91,622
Puma Biotechnology, Inc. (a)	957	9,302
Radius Health, Inc. (a)	1,305	27,222
RAPT Therapeutics, Inc. (a)	233	5,173
Recro Pharma, Inc. (a)	599	1,671
REGENXBIO, Inc. (a)	944	32,200
Relay Therapeutics, Inc. (a)	587	20,293
Repligen Corp. (a)	1,406	273,340
Replimune Group, Inc. (a)	713	21,754
Revolution Medicines, Inc. (a)	1,318	60,470
Rhythm Pharmaceuticals, Inc. (a)	1,041	22,142
Rigel Pharmaceuticals, Inc. (a)	4,588	15,691
Rocket Pharmaceuticals, Inc. (a)(b)	1,196	53,067
Rubius Therapeutics, Inc. (a)	1,188	31,482
Sage Therapeutics, Inc. (a)	1,432	107,185
Sangamo Therapeutics, Inc. (a)	3,334	41,775
Sarepta Therapeutics, Inc. (a)	2,186	162,923
Scholar Rock Holding Corp. (a)	579	29,332
Selecta Biosciences, Inc. (a)	2,498	11,303
Seres Therapeutics, Inc. (a)	1,538	31,667
Sesen Bio, Inc. (a)	4,161	10,819
Sorrento Therapeutics, Inc. (a)(b)	6,517	53,896
Spectrum Pharmaceuticals, Inc. (a)	3,968	12,936
Spero Therapeutics, Inc. (a)(b)	655	9,642
Springworks Therapeutics, Inc. (a)	764	56,207
Stoke Therapeutics, Inc. (a)	545	21,168
Sutro Biopharma, Inc. (a)	967	22,009
Syndax Pharmaceuticals, Inc. (a)(b)	971	21,712
Syros Pharmaceuticals, Inc. (a)	1,455	10,883
T2 Biosystems, Inc. (a)(b)	4,591	7,437
TCR2 Therapeutics, Inc. (a)	771	17,024
TG Therapeutics, Inc. (a)	3,172	152,890
Translate Bio, Inc. (a)	1,936	31,925
Travere Therapeutics, Inc. (a)	1,510	37,705
Trevena, Inc. (a)	4,708	8,427
Turning Point Therapeutics, Inc. (a)	1,168	110,481
Twist Bioscience Corp. (a)	1,154	142,934
Ultragenyx Pharmaceutical, Inc. (a)	1,734	197,433
uniQure B.V. (a)	1,045	35,206
United Therapeutics Corp. (a)	1,223	204,571
UNITY Biotechnology, Inc. (a)	783	4,698
Vanda Pharmaceuticals, Inc. (a)	1,560	23,431
Vaxart, Inc. (a)(b)	3,354	20,292
Vaxcyte, Inc.	497	9,816
VBI Vaccines, Inc. (a)	6,454	20,072
Veracyte, Inc. (a)	1,849	99,384
Verastem, Inc. (a)	4,549	11,236
Vericel Corp. (a)	1,268	70,437
Viking Therapeutics, Inc. (a)(b)	1,892	11,967
Vir Biotechnology, Inc. (a)(b)	1,798	92,183
Voyager Therapeutics, Inc. (a)	591	2,784
Xbiotech, Inc. (a)	377	6,473
Xencor, Inc. (a)	1,599	68,853
Y-mAbs Therapeutics, Inc. (a)	751	22,710
Zentalis Pharmaceuticals, Inc.	381	16,532
ZIOPHARM Oncology, Inc. (a)(b)	5,907	21,265
		9,416,422
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	890	7,405
Accuray, Inc. (a)	2,477	12,261
Acutus Medical, Inc. (a)	252	3,369
Alphatec Holdings, Inc. (a)	1,617	25,532
Angiodynamics, Inc. (a)	1,065	24,921
Antares Pharma, Inc. (a)	4,190	17,221
Aspira Women's Health, Inc. (a)(b)	1,656	11,178
Atricure, Inc. (a)	1,257	82,359
Atrion Corp.	38	24,370
Avanos Medical, Inc. (a)	1,321	57,781
AxoGen, Inc. (a)	951	19,267
Axonics Modulation Technologies, Inc. (a)	837	50,128
BioLife Solutions, Inc. (a)	704	25,344
BioSig Technologies, Inc. (a)	661	2,849
Cantel Medical Corp. (a)	1,033	82,475
Cardiovascular Systems, Inc. (a)	1,117	42,826
Cerus Corp. (a)	4,747	28,529
Co.-Diagnostics, Inc. (a)(b)	745	7,107
CONMED Corp.	795	103,819
Cryolife, Inc. (a)	1,098	24,793
CryoPort, Inc. (a)(b)	1,259	65,481
Cutera, Inc. (a)	479	14,394
CytoSorbents Corp. (a)	1,136	9,860
Dentsply Sirona, Inc.	6,026	384,519
Envista Holdings Corp. (a)	4,396	179,357
Genmark Diagnostics, Inc. (a)	1,941	46,390
Glaukos Corp. (a)	1,264	106,088
Globus Medical, Inc. (a)	2,128	131,234
Haemonetics Corp. (a)	1,402	155,636
Heska Corp. (a)	278	46,832
Hill-Rom Holdings, Inc.	1,824	201,516
ICU Medical, Inc. (a)	543	111,554
Inari Medical, Inc. (b)	231	24,717
Inogen, Inc. (a)	523	27,468
Integer Holdings Corp. (a)	906	83,443
Integra LifeSciences Holdings Corp. (a)	1,947	134,518
Intersect ENT, Inc. (a)	924	19,293
Invacare Corp.	959	7,691
iRhythm Technologies, Inc. (a)	805	111,782
Lantheus Holdings, Inc. (a)	1,865	39,855
LeMaitre Vascular, Inc.	467	22,780
LivaNova PLC (a)	1,342	98,946
Meridian Bioscience, Inc. (a)	1,206	31,658
Merit Medical Systems, Inc. (a)	1,345	80,539
Mesa Laboratories, Inc.	136	33,116
Natus Medical, Inc. (a)	898	22,998
Neogen Corp. (a)	1,466	130,313
Nevro Corp. (a)	957	133,502
NuVasive, Inc. (a)	1,412	92,571
OraSure Technologies, Inc. (a)	1,987	23,188
Orthofix International NV (a)	534	23,149
OrthoPediatrics Corp. (a)	387	18,866
Penumbra, Inc. (a)	934	252,722
Pulse Biosciences, Inc. (a)	382	9,046
Quidel Corp. (a)	1,063	135,990
Quotient Ltd. (a)	2,550	9,384
Repro Medical Systems, Inc. (a)	700	2,464
Retractable Technologies, Inc. (a)(b)	351	4,500
Rockwell Medical Technologies, Inc. (a)	2,137	2,479
Seaspine Holdings Corp. (a)	645	11,223
Shockwave Medical, Inc. (a)	877	114,238
SI-BONE, Inc. (a)	715	22,744
Sientra, Inc. (a)	1,419	10,345
Silk Road Medical, Inc. (a)	961	48,675
SmileDirectClub, Inc. (a)(b)	2,350	24,229
Staar Surgical Co. (a)	1,287	135,663
Surgalign Holdings, Inc. (a)	2,621	5,714
SurModics, Inc. (a)	363	20,353
Tactile Systems Technology, Inc. (a)	533	29,043
Tandem Diabetes Care, Inc. (a)	1,727	152,408
TransMedics Group, Inc. (a)	664	27,549
Vapotherm, Inc. (a)(b)	602	14,460
Varex Imaging Corp. (a)	1,067	21,863
ViewRay, Inc. (a)	3,131	13,620
Zynex, Inc. (a)(b)	519	7,925
		4,343,425
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	2,125	83,045
Acadia Healthcare Co., Inc. (a)	2,450	139,993
Accolade, Inc. (a)	450	20,417
AdaptHealth Corp. (a)	2,085	76,645
Addus HomeCare Corp. (a)	418	43,719
Amedisys, Inc.(a)	906	239,900
AMN Healthcare Services, Inc. (a)	1,300	95,810
Apollo Medical Holdings, Inc. (a)	376	10,186
Brookdale Senior Living, Inc. (a)	5,018	30,359
Castle Biosciences, Inc. (a)	507	34,709
Chemed Corp.	442	203,240
Community Health Systems, Inc. (a)	3,298	44,589
Corvel Corp. (a)	253	25,955
Covetrus, Inc. (a)	2,744	82,238
Cross Country Healthcare, Inc. (a)	972	12,140
DaVita HealthCare Partners, Inc. (a)	1,982	213,600
Encompass Health Corp.	2,728	223,423
Fulgent Genetics, Inc. (a)(b)	489	47,247
Hanger, Inc. (a)	1,051	23,984
HealthEquity, Inc. (a)	2,288	155,584
Henry Schein, Inc. (a)	3,921	271,490
InfuSystems Holdings, Inc. (a)	479	9,752
LHC Group, Inc. (a)	873	166,926
Magellan Health Services, Inc. (a)	635	59,207
MEDNAX, Inc. (a)	2,360	60,109
Modivcare, Inc. (a)	337	49,916
Molina Healthcare, Inc. (a)	1,597	373,315
National Healthcare Corp.	341	26,567
National Research Corp. Class A	382	17,889
Ontrak, Inc. (a)(b)	233	7,586
Option Care Health, Inc. (a)	2,426	43,037
Owens & Minor, Inc.	2,027	76,195
Patterson Companies, Inc.	2,391	76,392
Pennant Group, Inc. (a)	693	31,739
PetIQ, Inc. Class A (a)(b)	591	20,839
Premier, Inc.	1,952	66,075
Progyny, Inc. (a)	1,028	45,756
R1 RCM, Inc. (a)	3,394	83,764
RadNet, Inc. (a)	1,194	25,970
Select Medical Holdings Corp. (a)	2,961	100,970
Surgery Partners, Inc. (a)	781	34,567
Tenet Healthcare Corp. (a)	2,925	152,100
The Ensign Group, Inc.	1,414	132,690
The Joint Corp. (a)	381	18,429
Tivity Health, Inc. (a)	1,065	23,771
Triple-S Management Corp. (a)	621	16,165
U.S. Physical Therapy, Inc.	357	37,164
Universal Health Services, Inc. Class B	2,143	285,855
		4,121,018
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	3,880	58,258
Change Healthcare, Inc. (a)	6,274	138,655
Computer Programs & Systems, Inc.	333	10,190
Evolent Health, Inc. (a)	2,173	43,895
Health Catalyst, Inc. (a)	926	43,309
HealthStream, Inc. (a)	710	15,861
HMS Holdings Corp. (a)	2,430	89,849
iCAD, Inc. (a)	576	12,223
Inovalon Holdings, Inc. Class A (a)	2,133	61,388
Inspire Medical Systems, Inc. (a)	749	155,036
NantHealth, Inc. (a)(b)	1,083	3,476
Nextgen Healthcare, Inc. (a)	1,513	27,385
Omnicell, Inc. (a)	1,185	153,896
OptimizeRx Corp. (a)	384	18,720
Phreesia, Inc. (a)	824	42,930
Schrodinger, Inc. (a)(b)	1,012	77,205
Simulations Plus, Inc.	417	26,371
Tabula Rasa HealthCare, Inc. (a)(b)	634	29,196
Vocera Communications, Inc. (a)	904	34,768
		1,042,611
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp. (a)	2,311	93,041
Bruker Corp.	2,791	179,405
ChromaDex, Inc. (a)	1,336	12,478
Codexis, Inc. (a)	1,537	35,182
Fluidigm Corp. (a)(b)	2,078	9,393
Frontage Holdings Corp. (a)(d)	18,000	10,836
Luminex Corp.	1,200	38,280
Medpace Holdings, Inc. (a)	759	124,514
Nanostring Technologies, Inc. (a)	1,232	80,955
NeoGenomics, Inc. (a)	3,231	155,831
Pacific Biosciences of California, Inc. (a)	5,326	177,409
Personalis, Inc. (a)	770	18,950
PPD, Inc. (a)	2,968	112,309
PRA Health Sciences, Inc. (a)	1,780	272,927
Quanterix Corp. (a)	754	44,086
Syneos Health, Inc. (a)	2,277	172,710
		1,538,306
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	3,182	5,409
Aerie Pharmaceuticals, Inc. (a)(b)	1,270	22,695
Agile Therapeutics, Inc. (a)(b)	2,000	4,160
Amneal Pharmaceuticals, Inc. (a)	3,080	20,728
Amphastar Pharmaceuticals, Inc. (a)	977	17,899
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	8,485
ANI Pharmaceuticals, Inc. (a)	261	9,433
Aquestive Therapeutics, Inc. (a)(b)	503	2,616
Arvinas Holding Co. LLC (a)	905	59,821
Axsome Therapeutics, Inc. (a)	723	40,936
Aytu BioScience, Inc. (a)	628	4,773
Biodelivery Sciences International, Inc. (a)	2,937	11,484
Cara Therapeutics, Inc. (a)	1,184	25,705
Cerecor, Inc. (a)	2,356	7,115
Chiasma, Inc. (a)	1,646	5,152
Collegium Pharmaceutical, Inc. (a)	945	22,397
Corcept Therapeutics, Inc. (a)	2,921	69,491
CorMedix, Inc. (a)	914	9,131
CymaBay Therapeutics, Inc. (a)	1,571	7,132
Durect Corp. (a)	6,182	12,240
Endo International PLC (a)	6,434	47,676
Evofem Biosciences, Inc. (a)(b)	2,638	4,617
Evolus, Inc. (a)(b)	688	8,937
Fulcrum Therapeutics, Inc. (a)	519	6,114
Innoviva, Inc. (a)(b)	1,742	20,817
Intra-Cellular Therapies, Inc. (a)	1,976	67,046
Jazz Pharmaceuticals PLC (a)	1,554	255,431
Kala Pharmaceuticals, Inc. (a)(b)	1,083	7,299
Lannett Co., Inc. (a)	799	4,219
Liquidia Technologies, Inc. (a)	695	1,870
Marinus Pharmaceuticals, Inc. (a)(b)	865	13,390
Nektar Therapeutics (a)	5,027	100,540
NGM Biopharmaceuticals, Inc. (a)	645	18,750
Ocular Therapeutix, Inc. (a)	2,041	33,493
Odonate Therapeutics, Inc. (a)	538	1,840
Omeros Corp. (a)(b)	1,720	30,616
Onconova Therapeutics, Inc. (a)	6,222	6,215
OptiNose, Inc. (a)	1,099	4,055
Pacira Biosciences, Inc. (a)	1,214	85,089
Paratek Pharmaceuticals, Inc. (a)	1,073	7,575
Perrigo Co. PLC	3,669	148,484
Phathom Pharmaceuticals, Inc. (a)	365	13,709
Phibro Animal Health Corp. Class A	504	12,298
Pliant Therapeutics, Inc.	265	10,422
Prestige Brands Holdings, Inc. (a)	1,366	60,213
Provention Bio, Inc. (a)	1,541	16,173
Reata Pharmaceuticals, Inc. (a)	734	73,180
Relmada Therapeutics, Inc. (a)(b)	375	13,204
Revance Therapeutics, Inc. (a)	1,842	51,484
Royalty Pharma PLC (b)	2,359	102,900
SIGA Technologies, Inc. (a)	1,091	7,092
Strongbridge Biopharma PLC (a)	1,215	3,353
Supernus Pharmaceuticals, Inc. (a)	1,491	39,034
TherapeuticsMD, Inc. (a)	9,127	12,230
Theravance Biopharma, Inc. (a)	1,351	27,574
Tricida, Inc. (a)(b)	686	3,629
Vyne Therapeutics, Inc. (a)(b)	1,364	9,337
WAVE Life Sciences (a)	954	5,352
Xeris Pharmaceuticals, Inc. (a)(b)	1,511	6,815
Zogenix, Inc. (a)	1,507	29,417
Zynerba Pharmaceuticals, Inc. (a)(b)	700	3,255
		1,741,546

TOTAL HEALTH CARE		22,203,328

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.6%
AAR Corp.	917	38,193
Aerojet Rocketdyne Holdings, Inc.	1,985	93,216
AeroVironment, Inc. (a)	622	72,189
Astronics Corp. (a)	694	12,520
Axon Enterprise, Inc. (a)	1,760	250,659
BWX Technologies, Inc.	2,609	172,037
Cubic Corp.	875	65,249
Curtiss-Wright Corp.	1,128	133,781
Ducommun, Inc. (a)	285	17,100
Hexcel Corp. (a)	2,305	129,080
Howmet Aerospace, Inc. (a)	10,745	345,237
Huntington Ingalls Industries, Inc.	1,109	228,288
Kaman Corp.	747	38,314
Kratos Defense & Security Solutions, Inc. (a)	3,429	93,543
Maxar Technologies, Inc.	1,964	74,278
Mercury Systems, Inc. (a)	1,553	109,719
Moog, Inc. Class A	808	67,185
National Presto Industries, Inc.	141	14,392
PAE, Inc. (a)	1,655	14,928
Park Aerospace Corp.	443	5,856
Parsons Corp. (a)	649	26,246
Spirit AeroSystems Holdings, Inc. Class A (b)	2,914	141,766
Textron, Inc.	6,246	350,276
Triumph Group, Inc.	1,430	26,283
Vectrus, Inc. (a)	327	17,475
Virgin Galactic Holdings, Inc. (a)(b)	3,598	110,207
		2,648,017
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,658	48,513
Atlas Air Worldwide Holdings, Inc. (a)	769	46,478
C.H. Robinson Worldwide, Inc.	3,684	351,564
Echo Global Logistics, Inc. (a)	717	22,521
Forward Air Corp.	762	67,673
Hub Group, Inc. Class A (a)	930	62,570
XPO Logistics, Inc. (a)	2,819	347,583
		946,902
Airlines - 0.7%
Alaska Air Group, Inc.	3,426	237,113
Allegiant Travel Co.	362	88,350
American Airlines Group, Inc. (a)	17,636	421,470
Hawaiian Holdings, Inc. (a)	1,343	35,818
JetBlue Airways Corp. (a)	8,717	177,304
Mesa Air Group, Inc. (a)	835	11,231
SkyWest, Inc.	1,391	75,782
Spirit Airlines, Inc. (a)	2,703	99,741
		1,146,809
Building Products - 1.8%
A.O. Smith Corp.	3,731	252,253
AAON, Inc.	1,133	79,321
Advanced Drain Systems, Inc.	1,368	141,438
Allegion PLC	2,495	313,422
Alpha PRO Tech Ltd. (a)(b)	301	2,938
American Woodmark Corp. (a)	473	46,628
Apogee Enterprises, Inc.	702	28,698
Armstrong World Industries, Inc.	1,315	118,468
Builders FirstSource, Inc. (a)	5,692	263,938
Cornerstone Building Brands, Inc. (a)	1,108	15,545
CSW Industrials, Inc.	377	50,895
Gibraltar Industries, Inc. (a)	902	82,542
Griffon Corp.	1,227	33,338
Insteel Industries, Inc.	548	16,900
Jeld-Wen Holding, Inc. (a)	2,082	57,651
Lennox International, Inc.	944	294,141
Masonite International Corp. (a)	674	77,672
Owens Corning	2,886	265,772
PGT Innovations, Inc. (a)	1,661	41,940
Quanex Building Products Corp.	962	25,233
Resideo Technologies, Inc. (a)	3,946	111,475
Simpson Manufacturing Co. Ltd.	1,196	124,061
The AZEK Co., Inc.	3,454	145,241
Trex Co., Inc. (a)	3,196	292,562
UFP Industries, Inc.	1,681	127,487
		3,009,559
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	1,844	94,062
ACCO Brands Corp.	2,541	21,446
ADT, Inc. (b)	4,113	34,714
Brady Corp. Class A	1,342	71,730
BrightView Holdings, Inc. (a)	858	14,474
Casella Waste Systems, Inc. Class A (a)	1,312	83,404
Cimpress PLC (a)	543	54,371
Clean Harbors, Inc. (a)	1,392	117,012
CoreCivic, Inc.	3,333	30,164
Covanta Holding Corp.	3,188	44,186
Deluxe Corp.	1,140	47,834
Ennis, Inc.	728	15,543
Harsco Corp. (a)	2,218	38,039
Healthcare Services Group, Inc. (b)	2,074	58,134
Herman Miller, Inc.	1,621	66,704
HNI Corp.	1,167	46,167
IAA Spinco, Inc. (a)	3,706	204,349
Interface, Inc.	1,613	20,130
KAR Auction Services, Inc.	3,617	54,255
Kimball International, Inc. Class B	989	13,846
Knoll, Inc.	1,285	21,215
Matthews International Corp. Class A	857	33,894
Montrose Environmental Group, Inc. (a)	374	18,771
MSA Safety, Inc.	1,006	150,920
Pitney Bowes, Inc.	4,850	39,964
R.R. Donnelley & Sons Co.	1,842	7,479
Rollins, Inc.	6,106	210,169
SP Plus Corp. (a)	645	21,150
Steelcase, Inc. Class A	2,460	35,399
Stericycle, Inc. (a)	2,520	170,125
Team, Inc. (a)	810	9,339
Tetra Tech, Inc.	1,498	203,309
The Brink's Co.	1,367	108,307
U.S. Ecology, Inc. (a)	838	34,894
UniFirst Corp.	421	94,182
Viad Corp.	555	23,171
		2,312,852
Construction & Engineering - 1.2%
AECOM (a)	4,059	260,222
Aegion Corp. (a)	823	23,661
Ameresco, Inc. Class A (a)	607	29,518
API Group Corp. (a)(d)	4,155	85,925
Arcosa, Inc.	1,331	86,635
Argan, Inc.	389	20,753
Comfort Systems U.S.A., Inc.	994	74,321
Construction Partners, Inc. Class A (a)	962	28,745
Dycom Industries, Inc. (a)	843	78,273
EMCOR Group, Inc.	1,505	168,801
Fluor Corp.	3,460	79,891
Granite Construction, Inc.	1,265	50,916
Great Lakes Dredge & Dock Corp. (a)	1,810	26,390
HC2 Holdings, Inc. (a)	1,392	5,484
IES Holdings, Inc. (a)	580	29,238
MasTec, Inc. (a)	1,553	145,516
Matrix Service Co. (a)	721	9,452
MYR Group, Inc. (a)	467	33,470
NV5 Global, Inc. (a)	307	29,647
Primoris Services Corp.	1,389	46,018
Quanta Services, Inc.	3,810	335,204
Sterling Construction Co., Inc. (a)	787	18,258
Tutor Perini Corp. (a)	1,081	20,485
Valmont Industries, Inc.	584	138,799
Willscot Mobile Mini Holdings (a)	5,129	142,330
		1,967,952
Electrical Equipment - 1.2%
Acuity Brands, Inc.	994	164,010
American Superconductor Corp. (a)	662	12,552
Atkore, Inc. (a)	1,287	92,535
AZZ, Inc.	714	35,950
Bloom Energy Corp. Class A (a)	3,343	90,428
Encore Wire Corp.	574	38,533
Energous Corp. (a)(b)	1,012	4,109
EnerSys	1,179	107,053
FuelCell Energy, Inc. (a)(b)	8,892	128,134
GrafTech International Ltd.	3,866	47,281
Hubbell, Inc. Class B	1,494	279,214
nVent Electric PLC	4,628	129,167
Orion Energy Systems, Inc. (a)	649	4,517
Powell Industries, Inc.	247	8,366
Regal Beloit Corp.	1,119	159,659
Sensata Technologies, Inc. PLC (a)	4,342	251,619
Sunrun, Inc. (a)	4,414	266,959
Thermon Group Holdings, Inc. (a)	952	18,554
TPI Composites, Inc. (a)	913	51,521
Vertiv Holdings Co.	6,774	135,480
Vicor Corp. (a)	597	50,763
		2,076,404
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,462	240,616
Raven Industries, Inc.	1,021	39,135
		279,751
Machinery - 3.9%
AGCO Corp.	1,700	244,205
Alamo Group, Inc.	273	42,629
Albany International Corp. Class A	847	70,699
Allison Transmission Holdings, Inc.	3,082	125,838
Altra Industrial Motion Corp.	1,680	92,938
Astec Industries, Inc.	630	47,515
Barnes Group, Inc.	1,287	63,758
Blue Bird Corp. (a)	404	10,112
Chart Industries, Inc. (a)	981	139,645
CIRCOR International, Inc. (a)	565	19,673
Colfax Corp. (a)	3,176	139,141
Columbus McKinnon Corp. (NY Shares)	673	35,507
Crane Co.	1,353	127,060
Donaldson Co., Inc.	3,472	201,932
Douglas Dynamics, Inc.	630	29,075
Energy Recovery, Inc. (a)	1,128	20,688
Enerpac Tool Group Corp. Class A	1,627	42,497
EnPro Industries, Inc.	550	46,899
ESCO Technologies, Inc.	717	78,074
Evoqua Water Technologies Corp. (a)	3,306	86,948
ExOne Co. (a)(b)	417	13,077
Federal Signal Corp.	1,672	64,038
Flowserve Corp.	3,605	139,910
Franklin Electric Co., Inc.	1,056	83,361
Gorman-Rupp Co.	507	16,787
Graco, Inc.	4,648	332,890
Greenbrier Companies, Inc. (b)	896	42,309
Helios Technologies, Inc.	838	61,065
Hillenbrand, Inc.	2,059	98,235
Hyster-Yale Materials Handling Class A	261	22,738
ITT, Inc.	2,376	216,002
John Bean Technologies Corp.	876	116,806
Kadant, Inc.	318	58,833
Kennametal, Inc.	2,301	91,971
Lincoln Electric Holdings, Inc.	1,631	200,515
Lindsay Corp.	296	49,320
Lydall, Inc. (a)	476	16,060
Manitowoc Co., Inc. (a)	985	20,311
Meritor, Inc. (a)	2,006	59,017
Middleby Corp. (a)	1,532	253,929
Miller Industries, Inc.	310	14,319
Mueller Industries, Inc.	1,578	65,250
Mueller Water Products, Inc. Class A	4,323	60,046
Navistar International Corp. (a)	1,365	60,101
Nikola Corp. (a)(b)	3,898	54,143
NN, Inc. (a)	1,186	8,385
Nordson Corp.	1,485	295,040
Omega Flex, Inc.	79	12,473
Oshkosh Corp.	1,885	223,674
Pentair PLC	4,560	284,179
Proto Labs, Inc. (a)	764	93,017
RBC Bearings, Inc. (a)	694	136,558
REV Group, Inc.	685	13,125
Rexnord Corp.	3,292	155,020
Snap-On, Inc.	1,492	344,264
SPX Corp. (a)	1,246	72,604
SPX Flow, Inc.	1,165	73,779
Standex International Corp.	332	31,729
Tennant Co.	508	40,584
Terex Corp.	1,915	88,224
The Shyft Group, Inc.	901	33,517
Timken Co.	1,878	152,437
Toro Co.	2,960	305,294
TriMas Corp. (a)	1,172	35,535
Trinity Industries, Inc.	2,264	64,501
Wabash National Corp. (b)	1,391	26,151
Watts Water Technologies, Inc. Class A	754	89,583
Welbilt, Inc. (a)	3,571	58,029
Woodward, Inc.	1,614	194,697
		6,708,265
Marine - 0.1%
Genco Shipping & Trading Ltd.	804	8,104
Kirby Corp. (a)	1,648	99,341
Matson, Inc.	1,198	79,907
SEACOR Holdings, Inc. (a)	516	21,027
		208,379
Professional Services - 1.6%
Acacia Research Corp. (a)	1,483	9,862
ASGN, Inc. (a)	1,459	139,247
Barrett Business Services, Inc.	215	14,805
Booz Allen Hamilton Holding Corp. Class A	3,792	305,370
CACI International, Inc. Class A (a)	694	171,182
CBIZ, Inc. (a)	1,463	47,782
CoreLogic, Inc.	2,018	159,927
CRA International, Inc.	215	16,048
Dun & Bradstreet Holdings, Inc. (a)	3,774	89,859
Exponent, Inc.	1,432	139,548
Forrester Research, Inc. (a)	294	12,489
Franklin Covey Co. (a)	250	7,073
FTI Consulting, Inc. (a)	942	131,984
Heidrick & Struggles International, Inc.	534	19,074
Huron Consulting Group, Inc. (a)	625	31,488
ICF International, Inc.	471	41,165
Insperity, Inc.	982	82,233
KBR, Inc.	3,885	149,145
Kelly Services, Inc. Class A (non-vtg.)	937	20,867
Kforce, Inc.	540	28,944
Korn Ferry	1,489	92,869
Manpower, Inc.	1,516	149,932
ManTech International Corp. Class A	753	65,473
Nielsen Holdings PLC	9,848	247,677
Resources Connection, Inc.	801	10,846
Robert Half International, Inc.	3,120	243,578
Science Applications International Corp.	1,599	133,660
TriNet Group, Inc. (a)	1,098	85,600
TrueBlue, Inc. (a)	931	20,501
Upwork, Inc. (a)	2,522	112,910
Willdan Group, Inc. (a)	311	12,767
		2,793,905
Road & Rail - 0.9%
AMERCO	247	151,312
ArcBest Corp.	706	49,681
Avis Budget Group, Inc. (a)	1,424	103,297
Covenant Transport Group, Inc. Class A (a)	277	5,703
Daseke, Inc. (a)	1,713	14,543
Heartland Express, Inc.	1,312	25,689
J.B. Hunt Transport Services, Inc.	2,297	386,057
Knight-Swift Transportation Holdings, Inc. Class A	3,377	162,400
Landstar System, Inc.	1,057	174,468
Marten Transport Ltd.	1,635	27,746
Ryder System, Inc.	1,471	111,281
Saia, Inc. (a)	727	167,632
Schneider National, Inc. Class B	974	24,321
U.S. Xpress Enterprises, Inc. (a)	468	5,499
Werner Enterprises, Inc.	1,576	74,340
Yellow Corp. (a)(b)	1,344	11,814
		1,495,783
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	2,947	144,403
Applied Industrial Technologies, Inc.	1,067	97,278
Beacon Roofing Supply, Inc. (a)	1,501	78,532
BlueLinx Corp. (a)	260	10,189
Boise Cascade Co.	1,084	64,856
CAI International, Inc.	436	19,847
DXP Enterprises, Inc. (a)	464	13,999
GATX Corp. (b)	964	89,401
GMS, Inc. (a)	1,193	49,808
H&E Equipment Services, Inc.	881	33,478
Herc Holdings, Inc. (a)	682	69,107
McGrath RentCorp.	669	53,955
MRC Global, Inc. (a)	1,546	13,960
MSC Industrial Direct Co., Inc. Class A	1,283	115,714
NOW, Inc. (a)	2,955	29,816
Rush Enterprises, Inc. Class A	1,168	58,201
SiteOne Landscape Supply, Inc. (a)	1,221	208,474
Systemax, Inc.	426	17,517
Textainer Group Holdings Ltd. (a)	1,168	33,463
Titan Machinery, Inc. (a)	506	12,903
Triton International Ltd.	1,837	101,017
Univar, Inc. (a)	4,669	100,570
Veritiv Corp. (a)	341	14,506
Watsco, Inc.	905	235,979
WESCO International, Inc. (a)	1,215	105,134
		1,772,107
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	2,020	64,256

TOTAL INDUSTRIALS		27,430,941

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	1,313	21,901
Applied Optoelectronics, Inc. (a)(b)	682	5,702
CalAmp Corp. (a)	900	9,765
Calix Networks, Inc. (a)	1,556	53,931
Casa Systems, Inc. (a)	1,009	9,616
Ciena Corp. (a)	4,275	233,928
Clearfield, Inc. (a)	321	9,672
CommScope Holding Co., Inc. (a)	5,529	84,925
Comtech Telecommunications Corp.	705	17,512
Digi International, Inc. (a)	956	18,154
EchoStar Holding Corp. Class A (a)	1,343	32,232
Extreme Networks, Inc. (a)	3,332	29,155
Harmonic, Inc. (a)	2,714	21,278
Infinera Corp. (a)(b)	5,624	54,159
Inseego Corp. (a)(b)	1,791	17,910
Juniper Networks, Inc.	9,025	228,603
Lumentum Holdings, Inc. (a)	2,091	191,013
NETGEAR, Inc. (a)	847	34,812
NetScout Systems, Inc. (a)	2,002	56,376
Plantronics, Inc.	1,048	40,778
Resonant, Inc. (a)	1,060	4,494
Ribbon Communications, Inc. (a)	3,231	26,527
ViaSat, Inc. (a)(b)	1,796	86,334
Viavi Solutions, Inc. (a)	6,309	99,051
		1,387,828
Electronic Equipment & Components - 2.1%
Airgain, Inc. (a)	248	5,255
Akoustis Technologies, Inc. (a)(b)	1,066	14,220
Arlo Technologies, Inc. (a)	2,176	13,665
Arrow Electronics, Inc. (a)	2,047	226,849
Avnet, Inc.	2,719	112,866
Badger Meter, Inc.	809	75,294
Belden, Inc.	1,241	55,063
Benchmark Electronics, Inc.	1,001	30,951
Coherent, Inc. (a)	674	170,448
CTS Corp.	885	27,488
Dolby Laboratories, Inc. Class A	1,801	177,795
ePlus, Inc. (a)	374	37,265
Fabrinet (a)	1,021	92,288
FARO Technologies, Inc. (a)	505	43,718
FLIR Systems, Inc.	3,615	204,139
II-VI, Inc. (a)	2,896	198,000
Insight Enterprises, Inc. (a)	965	92,080
Intellicheck, Inc. (a)	396	3,318
IPG Photonics Corp. (a)	990	208,831
Itron, Inc. (a)	1,221	108,242
Jabil, Inc.	3,724	194,244
Kimball Electronics, Inc. (a)	676	17,441
Knowles Corp. (a)	2,545	53,241
Littelfuse, Inc.	677	179,026
Luna Innovations, Inc. (a)	822	8,656
Methode Electronics, Inc. Class A	1,063	44,625
MicroVision, Inc. (a)(b)	4,051	75,146
MTS Systems Corp.	533	31,021
Napco Security Technolgies, Inc. (a)	342	11,912
National Instruments Corp.	3,629	156,718
nLIGHT, Inc. (a)	1,020	33,048
Novanta, Inc. (a)	974	128,461
OSI Systems, Inc. (a)	460	44,206
Par Technology Corp. (a)(b)	557	36,433
PC Connection, Inc.	296	13,731
Plexus Corp. (a)	791	72,645
Rogers Corp. (a)	517	97,305
Sanmina Corp. (a)	1,771	73,284
ScanSource, Inc. (a)	695	20,815
SYNNEX Corp.	1,133	130,114
TTM Technologies, Inc. (a)	2,654	38,483
Vishay Intertechnology, Inc.	3,672	88,422
Vishay Precision Group, Inc. (a)	357	10,999
Vontier Corp. (a)	4,656	140,937
Wrap Technologies, Inc. (a)(b)	530	2,947
		3,601,635
IT Services - 2.4%
Affirm Holdings, Inc. (b)	898	63,507
Alliance Data Systems Corp.	1,368	153,339
Amdocs Ltd.	3,582	251,277
BigCommerce Holdings, Inc. (a)	335	19,363
BM Technologies, Inc.	90	944
Brightcove, Inc. (a)	1,081	21,750
Cardtronics PLC (a)	1,007	39,072
Cass Information Systems, Inc.	321	14,853
Concentrix Corp. (a)	1,145	171,429
Conduent, Inc. (a)	4,625	30,803
CSG Systems International, Inc.	878	39,413
DXC Technology Co.	7,008	219,070
Euronet Worldwide, Inc. (a)	1,454	201,088
EVERTEC, Inc.	1,655	61,599
EVO Payments, Inc. Class A (a)	1,249	34,372
ExlService Holdings, Inc. (a)	920	82,947
Fastly, Inc. Class A (a)(b)	2,362	158,915
Genpact Ltd.	4,804	205,707
GreenSky, Inc. Class A (a)	1,429	8,846
Grid Dynamics Holdings, Inc. (a)	673	10,721
GTT Communications, Inc. (a)(b)	834	1,526
Hackett Group, Inc.	762	12,489
i3 Verticals, Inc. Class A (a)	600	18,675
International Money Express, Inc. (a)	688	10,327
Jack Henry & Associates, Inc.	2,095	317,853
Limelight Networks, Inc. (a)(b)	3,636	12,981
Liveramp Holdings, Inc. (a)	1,849	95,926
Maximus, Inc.	1,687	150,210
MoneyGram International, Inc. (a)	1,763	11,583
NIC, Inc.	1,860	63,110
Paysign, Inc. (a)(b)	925	4,042
Perficient, Inc. (a)	923	54,199
Perspecta, Inc.	3,751	108,967
Rackspace Technology, Inc. (a)(b)	969	23,043
Repay Holdings Corp. (a)	2,094	49,167
Sabre Corp. (b)	8,748	129,558
Sezzle, Inc. unit (a)	2,365	13,221
Shift4 Payments, Inc.	989	81,108
Snowflake Computing, Inc.	1,640	376,019
Switch, Inc. Class A	2,402	39,057
Sykes Enterprises, Inc. (a)	1,089	48,003
The Western Union Co.	11,311	278,929
Ttec Holdings, Inc.	502	50,426
Tucows, Inc. (a)	272	21,080
Unisys Corp. (a)	1,758	44,688
Verra Mobility Corp. (a)	3,795	51,365
WEX, Inc. (a)	1,218	254,830
		4,111,397
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. (a)	281	22,702
Advanced Energy Industries, Inc.	1,057	115,393
Alpha & Omega Semiconductor Ltd. (a)	585	19,130
Ambarella, Inc. (a)	974	97,780
Amkor Technology, Inc.	2,952	69,992
Atomera, Inc. (a)	500	12,250
Axcelis Technologies, Inc. (a)	939	38,584
AXT, Inc. (a)	1,075	12,535
Brooks Automation, Inc.	2,049	167,301
Ceva, Inc. (a)	621	34,869
Cirrus Logic, Inc. (a)	1,603	135,918
CMC Materials, Inc.	803	141,962
Cohu, Inc.	1,309	54,769
CyberOptics Corp. (a)	177	4,597
Diodes, Inc. (a)	1,162	92,774
DSP Group, Inc. (a)	554	7,895
First Solar, Inc. (a)	2,339	204,195
FormFactor, Inc. (a)	2,152	97,077
Ichor Holdings Ltd. (a)	761	40,942
Impinj, Inc. (a)	621	35,316
Inphi Corp. (a)	1,479	263,868
Kopin Corp. (a)	1,855	19,459
Kulicke & Soffa Industries, Inc.	1,714	84,175
Lattice Semiconductor Corp. (a)	3,770	169,725
MACOM Technology Solutions Holdings, Inc. (a)	1,282	74,382
MaxLinear, Inc. Class A (a)	1,875	63,900
MKS Instruments, Inc.	1,522	282,209
NeoPhotonics Corp. (a)	1,390	16,611
NVE Corp.	135	9,464
Onto Innovation, Inc. (a)	1,350	88,709
PDF Solutions, Inc. (a)	797	14,171
Photronics, Inc. (a)	1,747	22,466
Pixelworks, Inc. (a)	1,248	4,131
Power Integrations, Inc.	1,662	135,420
Rambus, Inc. (a)	3,068	59,642
Semtech Corp. (a)	1,797	123,993
Silicon Laboratories, Inc. (a)	1,212	170,977
SiTime Corp. (a)	346	34,116
SMART Global Holdings, Inc. (a)	390	17,948
SunPower Corp. (a)(b)	2,214	74,058
Synaptics, Inc. (a)	963	130,409
Ultra Clean Holdings, Inc. (a)	1,122	65,121
Universal Display Corp.	1,181	279,625
Veeco Instruments, Inc. (a)	1,347	27,937
		3,638,497
Software - 5.1%
2U, Inc. (a)(b)	2,047	78,257
8x8, Inc. (a)	2,958	95,958
A10 Networks, Inc. (a)	1,560	14,992
ACI Worldwide, Inc. (a)	3,222	122,597
Agilysys, Inc. (a)	550	26,378
Alarm.com Holdings, Inc. (a)	1,247	107,716
Altair Engineering, Inc. Class A (a)	1,230	76,961
Alteryx, Inc. Class A (a)	1,626	134,893
American Software, Inc. Class A	814	16,850
Anaplan, Inc. (a)	3,923	211,254
AppFolio, Inc. (a)	483	68,301
Appian Corp. Class A (a)(b)	1,076	143,054
Aspen Technology, Inc. (a)	1,865	269,175
Avaya Holdings Corp. (a)	2,082	58,358
Benefitfocus, Inc. (a)	843	11,642
Bill.Com Holdings, Inc. (a)	1,702	247,641
Blackbaud, Inc.	1,331	94,607
BlackLine, Inc. (a)	1,421	154,036
Bottomline Technologies, Inc. (a)	1,075	48,644
Box, Inc. Class A (a)	3,974	91,243
CDK Global, Inc.	3,335	180,290
Cerence, Inc. (a)	1,042	93,342
ChannelAdvisor Corp. (a)	777	18,298
Cloudera, Inc. (a)	5,975	72,716
CommVault Systems, Inc. (a)	1,293	83,399
Cornerstone OnDemand, Inc. (a)	1,686	73,476
Digimarc Corp. (a)(b)	379	11,241
Digital Turbine, Inc. (a)	2,072	166,506
Domo, Inc. Class B (a)	731	41,148
Dropbox, Inc. Class A (a)	8,157	217,466
Duck Creek Technologies, Inc. (a)(b)	899	40,581
Dynatrace, Inc. (a)	5,062	244,191
Ebix, Inc. (b)	625	20,019
eGain Communications Corp. (a)	521	4,944
Elastic NV (a)	1,736	193,043
Envestnet, Inc. (a)	1,495	107,984
Everbridge, Inc. (a)	1,001	121,301
FireEye, Inc. (a)	6,573	128,634
Five9, Inc. (a)	1,837	287,178
Guidewire Software, Inc. (a)	2,310	234,765
Intelligent Systems Corp. (a)	199	8,141
InterDigital, Inc.	843	53,488
j2 Global, Inc. (a)	1,165	139,637
Jamf Holding Corp. (a)	761	26,879
LivePerson, Inc. (a)	1,739	91,715
Manhattan Associates, Inc. (a)	1,757	206,237
Medallia, Inc. (a)	2,292	63,924
MicroStrategy, Inc. Class A (a)(b)	210	142,548
Mimecast Ltd. (a)	1,619	65,100
Mitek Systems, Inc. (a)	1,151	16,782
Model N, Inc. (a)	850	29,946
nCino, Inc. (a)(b)	399	26,621
New Relic, Inc. (a)	1,495	91,913
Nutanix, Inc. Class A (a)	5,339	141,804
Onespan, Inc. (a)	910	22,295
Pagerduty, Inc. (a)(b)	1,590	63,966
Paylocity Holding Corp. (a)	1,035	186,124
Pegasystems, Inc.	1,091	124,745
Ping Identity Holding Corp. (a)	1,018	22,325
Pluralsight, Inc. (a)	2,768	61,837
Progress Software Corp.	1,217	53,621
Proofpoint, Inc. (a)	1,578	198,497
PROS Holdings, Inc. (a)	1,102	46,835
Q2 Holdings, Inc. (a)	1,444	144,689
QAD, Inc. Class A	318	21,172
Qualys, Inc. (a)(b)	929	97,341
Rapid7, Inc. (a)	1,451	108,259
RealPage, Inc. (a)	2,441	212,855
SailPoint Technologies Holding, Inc. (a)	2,525	127,866
SecureWorks Corp. (a)	253	3,385
ShotSpotter, Inc. (a)	211	7,400
Smartsheet, Inc. (a)	3,172	202,754
Smith Micro Software, Inc. (a)	862	4,745
SolarWinds, Inc. (a)	2,013	35,107
Sprout Social, Inc. (a)	791	45,688
SPS Commerce, Inc. (a)	982	97,522
SVMK, Inc. (a)	3,345	61,280
Synchronoss Technologies, Inc. (a)	946	3,377
Tenable Holdings, Inc. (a)	1,868	67,594
Teradata Corp. (a)	3,005	115,813
Upland Software, Inc. (a)	714	33,694
Varonis Systems, Inc. (a)	2,822	144,881
Verint Systems, Inc. (a)	1,811	82,382
Veritone, Inc. (a)	716	17,170
Vertex, Inc. Class A (a)	645	14,177
VirnetX Holding Corp. (b)	1,631	9,085
VMware, Inc. Class A (a)(b)	2,219	333,849
Vobile Group Ltd. (a)	5,000	15,693
Workiva, Inc. (a)	1,149	101,411
Xperi Holding Corp.	2,883	62,763
Yext, Inc. (a)	2,644	38,285
Zix Corp. (a)	1,570	11,854
Zuora, Inc. (a)	2,887	42,728
		8,562,878
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	3,428	94,064
Avid Technology, Inc. (a)	1,132	23,897
Diebold Nixdorf, Inc. (a)	2,126	30,040
Eastman Kodak Co. (a)(b)	1,687	13,277
Immersion Corp. (a)	420	4,024
NCR Corp. (a)	3,585	136,051
Pure Storage, Inc. Class A (a)	6,798	146,429
Razer, Inc. (a)(d)	114,000	38,713
Super Micro Computer, Inc. (a)	1,190	46,481
Xerox Holdings Corp.	4,609	111,860
		644,836

TOTAL INFORMATION TECHNOLOGY		21,947,071

MATERIALS - 5.1%
Chemicals - 2.3%
AdvanSix, Inc. (a)	807	21,644
American Vanguard Corp.	734	14,981
Amyris, Inc. (a)	4,655	88,911
Ashland Global Holdings, Inc.	1,497	132,889
Avient Corp.	2,517	118,979
Axalta Coating Systems Ltd. (a)	5,745	169,937
Balchem Corp.	893	111,991
Cabot Corp.	1,551	81,334
CF Industries Holdings, Inc.	5,903	267,878
Chase Corp.	199	23,162
Element Solutions, Inc.	5,991	109,575
Ferro Corp. (a)	2,272	38,306
FutureFuel Corp.	720	10,462
GCP Applied Technologies, Inc. (a)	1,307	32,074
H.B. Fuller Co.	1,436	90,339
Hawkins, Inc.	538	18,034
Huntsman Corp.	5,497	158,479
Ingevity Corp. (a)	1,116	84,291
Innospec, Inc.	682	70,035
Intrepid Potash, Inc. (a)	285	9,280
Koppers Holdings, Inc. (a)	608	21,134
Kraton Performance Polymers, Inc. (a)	864	31,614
Kronos Worldwide, Inc.	615	9,410
Livent Corp. (a)(b)	4,060	70,319
Loop Industries, Inc. (a)(b)	547	4,381
Minerals Technologies, Inc.	932	70,198
NewMarket Corp.	200	76,032
Olin Corp.	3,933	149,336
Orion Engineered Carbons SA	1,637	32,282
PQ Group Holdings, Inc.	1,074	17,936
Quaker Chemical Corp.	366	89,220
Rayonier Advanced Materials, Inc. (a)	1,761	15,972
RPM International, Inc.	3,567	327,629
Sensient Technologies Corp.	1,171	91,338
Stepan Co.	588	74,741
The Chemours Co. LLC	4,555	127,130
The Mosaic Co.	9,513	300,706
The Scotts Miracle-Gro Co. Class A	1,121	274,611
Tredegar Corp.	731	10,972
Trinseo SA	1,066	67,872
Tronox Holdings PLC	3,041	55,650
Valvoline, Inc.	4,975	129,698
W.R. Grace & Co.	1,711	102,420
Westlake Chemical Corp.	952	84,528
		3,887,710
Construction Materials - 0.2%
Eagle Materials, Inc.	1,155	155,244
Forterra, Inc. (a)	573	13,322
Summit Materials, Inc. (a)	3,173	88,907
U.S. Concrete, Inc. (a)	432	31,674
		289,147
Containers & Packaging - 1.1%
Aptargroup, Inc.	1,788	253,306
Berry Global Group, Inc. (a)	3,688	226,443
Crown Holdings, Inc.	3,721	361,086
Graphic Packaging Holding Co.	7,331	133,131
Greif, Inc. Class A	731	41,667
Myers Industries, Inc.	1,014	20,037
O-I Glass, Inc.	4,382	64,591
Ranpak Holdings Corp. (A Shares) (a)	958	19,217
Sealed Air Corp.	4,252	194,827
Silgan Holdings, Inc.	2,126	89,356
Sonoco Products Co.	2,754	174,328
WestRock Co.	7,253	377,519
		1,955,508
Metals & Mining - 1.3%
Alcoa Corp. (a)	5,138	166,934
Allegheny Technologies, Inc. (a)	3,495	73,605
Arconic Rolled Products Corp. (a)	2,697	68,477
Carpenter Technology Corp.	1,332	54,812
Century Aluminum Co. (a)	1,417	25,024
Cleveland-Cliffs, Inc.	12,664	254,673
Coeur d'Alene Mines Corp. (a)	6,732	60,790
Commercial Metals Co.	3,307	101,988
Compass Minerals International, Inc.	936	58,706
Coronado Global Resources, Inc. unit (a)(d)	14,396	9,841
Gold Resource Corp.	1,995	5,267
Haynes International, Inc.	331	9,821
Hecla Mining Co.	14,784	84,121
Kaiser Aluminum Corp.	443	48,952
Materion Corp.	558	36,962
McEwen Mining, Inc. (a)(b)	7,482	7,781
Reliance Steel & Aluminum Co.	1,746	265,898
Royal Gold, Inc.	1,810	194,792
Ryerson Holding Corp. (a)	432	7,361
Schnitzer Steel Industries, Inc. Class A	756	31,593
Steel Dynamics, Inc.	5,517	280,043
SunCoke Energy, Inc.	2,329	16,326
TimkenSteel Corp. (a)	1,031	12,114
United States Steel Corp.	7,235	189,340
Warrior Metropolitan Coal, Inc.	1,410	24,153
Worthington Industries, Inc.	949	63,668
		2,153,042
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	448	16,854
Domtar Corp.	1,538	56,829
Louisiana-Pacific Corp.	2,938	162,941
Mercer International, Inc. (SBI)	1,065	15,325
Neenah, Inc.	466	23,943
P.H. Glatfelter Co.	1,210	20,752
Resolute Forest Products (a)	2,290	25,076
Schweitzer-Mauduit International, Inc.	868	42,506
Verso Corp.	898	13,102
		377,328

TOTAL MATERIALS		8,662,735

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Acadia Realty Trust (SBI)	2,351	44,598
Agree Realty Corp.	1,786	120,216
Alexander & Baldwin, Inc.	2,065	34,671
Alexanders, Inc.	57	15,806
American Assets Trust, Inc.	1,376	44,637
American Campus Communities, Inc.	3,823	165,039
American Finance Trust, Inc.	2,985	29,313
American Homes 4 Rent Class A	7,449	248,350
Americold Realty Trust	6,982	268,598
Apartment Income (REIT) Corp.	4,119	176,128
Apartment Investment & Management Co. Class A	4,189	25,720
Apple Hospitality (REIT), Inc.	5,772	84,098
Armada Hoffler Properties, Inc.	1,615	20,252
Bluerock Residential Growth (REIT), Inc.	665	6,723
Brandywine Realty Trust (SBI)	4,794	61,891
Brixmor Property Group, Inc.	8,199	165,866
Camden Property Trust (SBI)	2,700	296,757
CareTrust (REIT), Inc.	2,692	62,683
CatchMark Timber Trust, Inc.	1,385	14,099
Centerspace	381	25,908
Chatham Lodging Trust	1,338	17,608
City Office REIT, Inc.	1,175	12,479
Colony Capital, Inc.	13,598	88,115
Columbia Property Trust, Inc.	3,176	54,310
Community Healthcare Trust, Inc.	639	29,471
CorEnergy Infrastructure Trust, Inc.	402	2,842
CoreSite Realty Corp.	1,185	142,022
Corporate Office Properties Trust (SBI)	3,131	82,439
Cousins Properties, Inc.	4,117	145,536
CTO Realty Growth, Inc.	161	8,374
CubeSmart	5,533	209,313
CyrusOne, Inc.	3,328	225,372
DiamondRock Hospitality Co. (a)	5,818	59,925
Diversified Healthcare Trust (SBI)	6,423	30,702
Douglas Emmett, Inc.	4,576	143,686
Easterly Government Properties, Inc.	2,386	49,462
EastGroup Properties, Inc.	1,101	157,751
Empire State Realty Trust, Inc.	3,826	42,583
EPR Properties	2,063	96,115
Equity Commonwealth	3,384	94,075
Equity Lifestyle Properties, Inc.	4,687	298,281
Essential Properties Realty Trust, Inc.	3,032	69,221
Farmland Partners, Inc.	702	7,869
Federal Realty Investment Trust (SBI)	1,928	195,596
First Industrial Realty Trust, Inc.	3,589	164,340
Four Corners Property Trust, Inc.	2,141	58,663
Franklin Street Properties Corp.	2,629	14,328
Gaming & Leisure Properties	6,058	257,041
Getty Realty Corp.	1,031	29,198
Gladstone Commercial Corp.	1,044	20,421
Gladstone Land Corp.	715	13,085
Global Medical REIT, Inc.	1,363	17,869
Global Net Lease, Inc.	2,622	47,353
Healthcare Realty Trust, Inc.	3,894	118,066
Healthcare Trust of America, Inc.	6,069	167,383
Hersha Hospitality Trust	948	10,001
Highwoods Properties, Inc. (SBI)	2,890	124,097
Host Hotels & Resorts, Inc.	19,448	327,699
Hudson Pacific Properties, Inc.	4,190	113,675
Independence Realty Trust, Inc.	2,842	43,198
Industrial Logistics Properties Trust	1,839	42,536
Iron Mountain, Inc.	7,955	294,415
iStar Financial, Inc. (b)	2,091	37,178
JBG SMITH Properties	3,068	97,532
Kilroy Realty Corp.	2,932	192,427
Kimco Realty Corp.	11,931	223,706
Kite Realty Group Trust	2,358	45,486
Lamar Advertising Co. Class A	2,389	224,375
Lexington Corporate Properties Trust	7,767	86,291
Life Storage, Inc.	2,092	179,807
LTC Properties, Inc.	1,133	47,269
Mack-Cali Realty Corp.	2,424	37,524
Monmouth Real Estate Investment Corp. Class A	2,771	49,019
National Health Investors, Inc.	1,256	90,784
National Retail Properties, Inc.	4,851	213,784
National Storage Affiliates Trust	1,794	71,634
NETSTREIT Corp.	460	8,505
New Senior Investment Group, Inc.	2,144	13,357
NexPoint Residential Trust, Inc.	633	29,175
Office Properties Income Trust	1,310	36,051
Omega Healthcare Investors, Inc.	6,411	234,835
One Liberty Properties, Inc.	472	10,511
Outfront Media, Inc.	4,023	87,822
Paramount Group, Inc.	4,603	46,628
Park Hotels & Resorts, Inc.	6,526	140,831
Pebblebrook Hotel Trust	3,631	88,197
Physicians Realty Trust	5,922	104,642
Piedmont Office Realty Trust, Inc. Class A	3,472	60,309
Plymouth Industrial REIT, Inc.	793	13,362
Potlatch Corp.	1,875	99,225
Preferred Apartment Communities, Inc. Class A	1,358	13,376
PS Business Parks, Inc.	564	87,183
QTS Realty Trust, Inc. Class A	1,794	111,300
Rayonier, Inc.	3,841	123,872
Regency Centers Corp.	4,357	247,085
Retail Opportunity Investments Corp.	3,310	52,530
Retail Properties America, Inc.	5,943	62,283
Retail Value, Inc.	486	9,093
Rexford Industrial Realty, Inc.	3,650	183,960
RLJ Lodging Trust	4,559	70,573
RPT Realty	2,283	26,049
Ryman Hospitality Properties, Inc.	1,517	117,583
Sabra Health Care REIT, Inc.	5,882	102,112
Safehold, Inc.	405	28,391
Saul Centers, Inc.	365	14,640
Seritage Growth Properties (a)	1,003	18,405
Service Properties Trust	4,580	54,319
SITE Centers Corp.	4,641	62,932
SL Green Realty Corp.	1,918	134,241
Spirit Realty Capital, Inc.	3,198	135,915
Stag Industrial, Inc.	4,412	148,287
Store Capital Corp.	6,654	222,909
Summit Hotel Properties, Inc. (a)	2,919	29,657
Sunstone Hotel Investors, Inc.	5,997	74,723
Tanger Factory Outlet Centers, Inc. (b)	2,566	38,824
Terreno Realty Corp.	1,919	110,861
The GEO Group, Inc. (b)	3,386	26,275
The Macerich Co.	3,211	37,569
UDR, Inc.	8,197	359,520
UMH Properties, Inc.	1,084	20,780
Uniti Group, Inc.	6,494	71,629
Universal Health Realty Income Trust (SBI)	345	23,384
Urban Edge Properties	3,071	50,733
Urstadt Biddle Properties, Inc. Class A	877	14,602
VEREIT, Inc.	6,348	245,160
Vornado Realty Trust	4,330	196,539
Washington Prime Group, Inc. (b)	511	1,140
Washington REIT (SBI)	2,356	52,068
Weingarten Realty Investors (SBI)	3,332	89,664
Whitestone REIT Class B	1,164	11,291
WP Carey, Inc.	4,867	344,389
Xenia Hotels & Resorts, Inc.	3,149	61,406
		12,495,386
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	3,043	49,662
eXp World Holdings, Inc. (a)(b)	1,548	70,511
Forestar Group, Inc. (a)	414	9,638
Howard Hughes Corp. (a)	1,240	117,961
Jones Lang LaSalle, Inc. (a)	1,408	252,088
Kennedy-Wilson Holdings, Inc.	3,323	67,158
Marcus & Millichap, Inc. (a)	670	22,579
Newmark Group, Inc.	4,501	45,033
RE/MAX Holdings, Inc.	512	20,168
Realogy Holdings Corp. (a)	3,134	47,417
Redfin Corp. (a)	2,850	189,782
Tejon Ranch Co. (a)	602	10,077
The RMR Group, Inc.	434	17,712
The St. Joe Co.	881	37,795
		957,581

TOTAL REAL ESTATE		13,452,967

UTILITIES - 2.9%
Electric Utilities - 0.9%
Allete, Inc.	1,434	96,350
Avangrid, Inc.	1,516	75,512
Hawaiian Electric Industries, Inc.	2,992	132,935
IDACORP, Inc.	1,389	138,858
MGE Energy, Inc.	991	70,747
NRG Energy, Inc.	6,754	254,828
OGE Energy Corp.	5,503	178,077
Otter Tail Corp.	1,148	53,003
Pinnacle West Capital Corp.	3,101	252,266
PNM Resources, Inc.	2,368	116,150
Portland General Electric Co.	2,467	117,108
Spark Energy, Inc. Class A, (b)	296	3,161
		1,488,995
Gas Utilities - 0.8%
Atmos Energy Corp.	3,527	348,644
Chesapeake Utilities Corp.	481	55,834
National Fuel Gas Co.	2,496	124,775
New Jersey Resources Corp.	2,648	105,576
Northwest Natural Holding Co.	853	46,019
ONE Gas, Inc.	1,461	112,366
South Jersey Industries, Inc. (b)	2,791	63,021
Southwest Gas Holdings, Inc.	1,577	108,356
Spire, Inc.	1,414	104,480
UGI Corp.	5,726	234,823
		1,303,894
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	785	20,810
Class C	2,230	62,752
Ormat Technologies, Inc. (b)	1,243	97,613
Sunnova Energy International, Inc. (a)	1,741	71,068
Vistra Corp.	13,357	236,152
		488,395
Multi-Utilities - 0.6%
Avista Corp.	1,896	90,534
Black Hills Corp.	1,717	114,644
CenterPoint Energy, Inc.	15,186	343,963
MDU Resources Group, Inc.	5,514	174,298
NiSource, Inc.	10,785	260,026
NorthWestern Energy Corp.	1,389	90,563
Unitil Corp.	418	19,098
		1,093,126
Water Utilities - 0.3%
American States Water Co.	1,024	77,435
Cadiz, Inc. (a)	943	9,043
California Water Service Group	1,391	78,369
Essential Utilities, Inc.	6,155	275,436
Middlesex Water Co.	475	37,535
SJW Corp.	719	45,290
York Water Co.	337	16,503
		539,611

TOTAL UTILITIES		4,914,021

TOTAL COMMON STOCKS
(Cost $140,090,450)		165,152,285

Money Market Funds - 6.9%
Fidelity Cash Central Fund 0.06% (e)	4,684,982	4,685,919
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	6,970,558	6,971,255
TOTAL MONEY MARKET FUNDS
(Cost $11,657,174)		11,657,174
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $151,747,624)		176,809,459
NET OTHER ASSETS (LIABILITIES) - (4.2)%(g)		(7,156,534)
NET ASSETS - 100%		$169,652,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	June 2021	$2,555,875	$75,360	$75,360
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	June 2021	2,605,300	53,888	53,888
TOTAL FUTURES CONTRACTS					$129,248

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,092 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $304,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$871
Fidelity Securities Lending Cash Central Fund	9,472
Total	$10,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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